UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04719
                                                    -----------

                               The Westwood Funds
                 ---------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ---------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ---------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                    Date of reporting period: March 31, 2006
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                               THE WESTWOOD FUNDS
================================================================================

                      EQUITY FUND                                          SMALLCAP EQUITY FUND
                      BALANCED FUND                                        INCOME FUND
                      INTERMEDIATE BOND FUND                               MIGHTY MITES(SM) FUND

                               CLASS AAA SHARES                                         CLASS A SHARES
                ------------------------------------------------      -------------------------------------------------------
                Average Annual Returns -- March 31, 2006 (a)(e)         Average Annual Returns -- March 31, 2006 (a)(b)(e)
                                                    Since                                                    Since
                    1 Year    5 Year    10 Year   Inception                  1 Year     5 Year    10 Year  Inception
                ------------------------------------------------      -------------------------------------------------------
Equity ............ 17.37%     5.13%     10.39%    12.05%                    12.41%      3.99%     9.65%    11.62%
Balanced .......... 11.80      5.23       8.89     10.54                      7.10       4.11      8.18      9.93
Intermediate Bond .  1.62      3.98       5.50      5.75                     (2.60)      3.03      5.02      5.42
SmallCap Equity ... 27.50      4.75        N/A      8.33                     22.19       3.81       N/A      7.79
Income ............ 17.14     17.35        N/A     10.80                     12.19      16.13       N/A     10.12
Mighty Mites(SM) .. 16.20     12.33        N/A     14.27                     11.24      11.19       N/A     13.52

                               CLASS B SHARES                                          CLASS C SHARES
                ------------------------------------------------      -------------------------------------------------------
                Average Annual Returns -- March 31, 2006 (a)(c)(e)      Average Annual Returns -- March 31, 2006 (a)(d)(e)
                                                    Since                                                   Since
                    1 Year    5 Year    10 Year   Inception                 1 Year     5 Year    10 Year  Inception
                ------------------------------------------------      -------------------------------------------------------
Equity ............ 11.58%     4.01%     9.89%    11.74%                     15.54%      4.36%     9.87%     11.73%
Balanced ..........  5.98      4.08      8.40     10.09                       9.97       4.51      8.44      10.12
Intermediate Bond . (4.23)     2.78      5.08      5.46                      (0.62)      3.22      5.12       5.48
SmallCap Equity ... 21.59      3.66       N/A      7.90                      23.85       3.90       N/A       7.84
Income ............ 11.28     16.54       N/A     10.47                      15.31      16.90       N/A      10.55
Mighty Mites(SM) .. 10.34     11.27       N/A     13.76                      14.27      11.55       N/A      13.77

(a) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. OF COURSE, RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR THE INTERMEDIATE BOND, SMALLCAP EQUITY, INCOME, AND MIGHTY MITES(SM) FUNDS, THE ADVISER REIMBURSED EXPENSES TO LIMIT THE EXPENSE RATIO. HAD SUCH LIMITATIONS NOT BEEN IN PLACE, RETURNS WOULD HAVE BEEN LOWER. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 4.0% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE UPON REDEMPTION OF CLASS B SHARES WITHIN 72 MONTHS.

(d) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE UPON REDEMPTION OF CLASS C SHARES WITHIN 12 MONTHS.

(e) THE PERFORMANCE OF THE CLASS AAA SHARES IS USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES. THE PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE INCEPTION DATES FOR THE CLASS AAA SHARES AND THE INITIAL ISSUANCE DATES FOR THE CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES AFTER WHICH SHARES REMAINED CONTINUOUSLY OUTSTANDING ARE LISTED BELOW.

                              Class AAA Shares     Class A Shares    Class B Shares  Class C Shares
                              ----------------     --------------    --------------  --------------
    Equity ....................   01/02/87            01/28/94          03/27/01         02/13/01
    Balanced ..................   10/01/91            04/06/93          03/27/01         09/25/01
    Intermediate Bond .........   10/01/91            07/26/01          03/27/01         10/22/01
    SmallCap Equity ...........   04/15/97            11/26/01          03/27/01         11/26/01
    Income ....................   09/30/97            05/09/01          11/26/01         11/26/01
    Mighty Mites(SM) ..........   05/11/98            11/26/01          06/06/01         08/03/01

THE WESTWOOD FUNDS
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from October 1, 2005 through March 31, 2006
                                                                   EXPENSE TABLE
================================================================================


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended March 31, 2006.

                   Beginning       Ending      Annualized      Expenses
                 Account Value  Account Value    Expense     Paid During
                   10/01/05       03/31/06        Ratio        Period*
--------------------------------------------------------------------------------
WESTWOOD EQUITY FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA          $1,000.00     $1,080.50        1.51%        $ 7.83
Class A            $1,000.00     $1,079.40        1.76%        $ 9.12
Class B            $1,000.00     $1,077.50        2.26%        $11.71
Class C            $1,000.00     $1,076.20        2.26%        $11.70

Hypothetical 5% Return
Class AAA          $1,000.00     $1,017.40        1.51%        $ 7.59
Class A            $1,000.00     $1,016.16        1.76%        $ 8.85
Class B            $1,000.00     $1,013.66        2.26%        $11.35
Class C            $1,000.00     $1,013.66        2.26%        $11.35

THE WESTWOOD FUNDS
DISCLOSURE OF FUND EXPENSES (CONTINUED) (UNAUDITED)
For the Six Month Period from October 1, 2005 through March 31, 2006
                                                                   EXPENSE TABLE
================================================================================

                   Beginning       Ending      Annualized      Expenses
                 Account Value  Account Value    Expense     Paid During
                   10/01/05       03/31/06        Ratio        Period*
--------------------------------------------------------------------------------
WESTWOOD BALANCED FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA          $1,000.00     $1,054.70        1.26%       $ 6.45
Class A            $1,000.00     $1,052.60        1.51%       $ 7.73
Class B            $1,000.00     $1,051.10        2.01%       $10.28
Class C            $1,000.00     $1,050.20        2.01%       $10.27

Hypothetical 5% Return
Class AAA          $1,000.00     $1,018.65        1.26%       $ 6.34
Class A            $1,000.00     $1,017.40        1.51%       $ 7.59
Class B            $1,000.00     $1,014.91        2.01%       $10.10
Class C            $1,000.00     $1,014.91        2.01%       $10.10

--------------------------------------------------------------------------------
WESTWOOD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA          $1,000.00     $  997.30        1.00%       $ 4.98
Class A            $1,000.00     $  995.90        1.10%       $ 5.47
Class B            $1,000.00     $  992.70        1.75%       $ 8.69
Class C            $1,000.00     $  985.50        1.75%       $ 8.66

Hypothetical 5% Return
Class AAA          $1,000.00     $1,019.95        1.00%       $ 5.04
Class A            $1,000.00     $1,019.45        1.10%       $ 5.54
Class B            $1,000.00     $1,016.21        1.75%       $ 8.80
Class C            $1,000.00     $1,016.21        1.75%       $ 8.80

--------------------------------------------------------------------------------
WESTWOOD SMALLCAP EQUITY FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA          $1,000.00     $1,154.10        1.50%       $ 8.06
Class A            $1,000.00     $1,152.90        1.75%       $ 9.39
Class B            $1,000.00     $1,150.00        2.25%       $12.06
Class C            $1,000.00     $1,150.90        2.25%       $12.07

Hypothetical 5% Return
Class AAA          $1,000.00     $1,017.45        1.50%       $ 7.54
Class A            $1,000.00     $1,016.21        1.75%       $ 8.80
Class B            $1,000.00     $1,013.71        2.25%       $11.30
Class C            $1,000.00     $1,013.71        2.25%       $11.30


                   Beginning       Ending      Annualized      Expenses
                 Account Value  Account Value    Expense     Paid During
                   10/01/05       03/31/06        Ratio        Period*
--------------------------------------------------------------------------------
WESTWOOD INCOME FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA          $1,000.00     $1,008.00        1.50%       $ 7.51
Class A            $1,000.00     $1,007.20        1.75%       $ 8.76
Class B            $1,000.00     $1,004.70        2.25%       $11.25
Class C            $1,000.00     $1,005.10        2.25%       $11.25

Hypothetical 5% Return
Class AAA          $1,000.00     $1,017.45        1.50%       $ 7.54
Class A            $1,000.00     $1,016.21        1.75%       $ 8.80
Class B            $1,000.00     $1,013.71        2.25%       $11.30
Class C            $1,000.00     $1,013.71        2.25%       $11.30

--------------------------------------------------------------------------------
WESTWOOD MIGHTY MITES(SM) FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA          $1,000.00     $1,084.90        1.67%       $ 8.68
Class A            $1,000.00     $1,083.10        1.92%       $ 9.97
Class B            $1,000.00     $1,080.60        2.42%       $12.55
Class C            $1,000.00     $1,080.30        2.42%       $12.55

Hypothetical 5% Return
Class AAA          $1,000.00     $1,016.60        1.67%       $ 8.40
Class A            $1,000.00     $1,015.36        1.92%       $ 9.65
Class B            $1,000.00     $1,012.86        2.42%       $12.14
Class C            $1,000.00     $1,012.86        2.42%       $12.14

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets:

--------------------------------------------------------------------------------
WESTWOOD EQUITY FUND
--------------------------------------------------------------------------------
Diversified Industrial ........................  12.5%
Energy: Oil ...................................   9.9%
Brokerage .....................................   8.8%
Banking .......................................   8.5%
Financial Services ............................   7.5%
Telecommunications ............................   5.0%
Retail ........................................   4.0%
Transportation ................................   3.8%
Computer Software and Services ................   3.8%
Business Services .............................   3.8%
Utilities .....................................   3.7%
Consumer Products .............................   3.6%
Food and Beverage .............................   2.6%
Energy: Integrated ............................   2.5%
Aerospace .....................................   2.5%
Communications Equipment ......................   2.5%
Hotels and Gaming .............................   2.5%
Metals and Mining .............................   2.5%
Energy: Natural Gas ...........................   2.4%
Computer Hardware .............................   2.4%
Paper and Forest Products .....................   1.3%
Specialty Chemicals ...........................   1.3%
Aviation: Parts and Services ..................   1.2%
Other Assets and Liabilities (Net) ............   1.4%
                                                ------
                                                100.0%
                                                ======

--------------------------------------------------------------------------------
WESTWOOD BALANCED FUND
--------------------------------------------------------------------------------
U.S. Government Obligations ...................  13.9%
U.S. Government Agency Obligations ............  12.9%
Diversified Industrial ........................   8.0%
Banking .......................................   6.9%
Energy: Oil ...................................   6.8%
Brokerage .....................................   6.4%
Financial Services ............................   4.5%
Telecommunications ............................   4.1%
Retail ........................................   3.3%
Computer Hardware .............................   2.9%
Business Services .............................   2.4%
Consumer Products .............................   2.3%
Computer Software and Services ................   2.3%
Transportation ................................   2.3%
Energy: Integrated ............................   2.3%
Metals and Mining .............................   2.2%
Utilities .....................................   2.2%
Food and Beverage .............................   2.2%
Aerospace .....................................   1.5%
Communications Equipment ......................   1.5%
Hotels and Gaming .............................   1.5%
Energy: Natural Gas ...........................   1.5%
Real Estate Investment Trusts .................   1.1%
Specialty Chemicals ...........................   0.8%
Paper and Forest Products .....................   0.8%
Aviation: Parts and Services ..................   0.8%
Foreign Government Bonds ......................   0.7%
Asset Backed Securities .......................   0.5%
Other Assets and Liabilities (Net) ............   1.4%
                                                ------
                                                100.0%
                                                ======

--------------------------------------------------------------------------------
WESTWOOD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
Corporate Bonds ...............................  33.7%
U.S. Government Agency Obligations ............  33.0%
U.S. Government Obligations ...................  27.9%
Asset Backed Securities .......................   2.1%
Foreign Government Bonds ......................   1.6%
Other Assets and Liabilities (Net) ............   1.7%
                                                ------
                                                100.0%
                                                ======

--------------------------------------------------------------------------------
WESTWOOD SMALLCAP EQUITY FUND
--------------------------------------------------------------------------------
Real Estate ...................................  12.4%
Financial Services ............................  10.9%
Equipment and Supplies ........................  10.0%
Energy and Utilities ..........................   8.1%
Aerospace .....................................   6.0%
Transportation ................................   5.9%
Computer Software and Services ................   5.3%
Building and Construction .....................   5.0%
Hotels and Gaming .............................   4.3%
Telecommunications ............................   4.0%
Diversified Industrial ........................   4.0%
Health Care ...................................   4.0%
Retail ........................................   3.1%
Consumer Products .............................   3.1%
Electronics ...................................   2.1%
Food and Beverage .............................   2.0%
Metals and Mining .............................   1.9%
Business Services .............................   1.8%
Paper and Forest Products .....................   1.0%
Other Assets and Liabilities (Net) ............   5.1%
                                                ------
                                                100.0%
                                                ======

SUMMARY OF PORTFOLIO HOLDINGS (CONTINUED) (UNAUDITED)

--------------------------------------------------------------------------------
WESTWOOD INCOME FUND
--------------------------------------------------------------------------------
Financial Services ............................  24.4%
Transportation ................................  11.0%
Real Estate Investment Trusts .................  10.1%
Energy and Utilities: Natural Gas .............   7.5%
Telecommunications ............................   7.5%
U.S. Government Obligations ...................   6.8%
U.S. Government Agency Obligations ............   5.4%
Metals and Mining .............................   3.9%
Entertainment .................................   2.6%
Broadcasting ..................................   2.5%
Energy and Utilities: Integrated ..............   2.5%
Health Care ...................................   2.5%
Energy and Utilities: Electric ................   2.5%
Food and Beverage .............................   2.4%
Energy and Utilities: Oil .....................   2.4%
Specialty Chemicals ...........................   1.2%
Other Assets and Liabilities (Net) ............   4.8%
                                                ------
                                                100.0%
                                                ======

--------------------------------------------------------------------------------
WESTWOOD MIGHTY MITES(SM) FUND
--------------------------------------------------------------------------------
Financial Services ............................  13.7%
Health Care ...................................  11.5%
Manufactured Housing and Recreational Vehicles    7.6%
Equipment and Supplies ........................   6.6%
Diversified Industrial ........................   6.5%
Automotive: Parts and Accessories .............   4.2%
Broadcasting ..................................   4.2%
Consumer Products .............................   4.1%
Business Services .............................   4.1%
Electronics ...................................   3.4%
Telecommunications ............................   3.3%
Energy and Utilities: Services ................   2.7%
Real Estate ...................................   2.6%
Energy and Utilities: Natural Gas .............   2.5%
Food and Beverage .............................   2.3%
Energy and Utilities: Integrated ..............   2.2%
Entertainment .................................   2.2%
Computer Software and Services ................   2.1%
Specialty Chemicals ...........................   2.0%
Aviation: Parts and Services ..................   1.8%
Energy and Utilities: Water ...................   1.6%
Publishing ....................................   1.3%
U.S. Government Obligations ...................   1.1%
Educational Services ..........................   1.0%
Retail ........................................   0.8%
Closed-End Funds ..............................   0.6%
Restaurants ...................................   0.6%
Energy and Utilities: Electric ................   0.5%
Paper and Forest Products .....................   0.5%
Building and Construction .....................   0.5%
Wireless Communications .......................   0.3%
Hotels and Gaming .............................   0.3%
Agriculture ...................................   0.3%
Communications Equipment ......................   0.3%
Transportation ................................   0.1%
Cable .........................................   0.1%
Consumer Services .............................   0.0%
Metals and Mining .............................   0.0%
Other Assets and Liabilities (Net) ............   0.5%
                                                ------
                                                100.0%
                                                ======


THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED DECEMBER 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUNDS' FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

Each Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Funds' proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

WESTWOOD EQUITY FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           MARKET
      SHARES                                  COST          VALUE
      ------                                  ----          -----
              COMMON STOCKS -- 98.6%
              AEROSPACE -- 2.5%
     30,300   Boeing Co. ................$  1,136,730   $  2,361,279
     31,500   Lockheed Martin Corp. .....   1,605,535      2,366,595
                                         ------------   ------------
                                            2,742,265      4,727,874
                                         ------------   ------------
              AVIATION: PARTS AND SERVICES -- 1.2%
     40,100   United Technologies Corp. .   1,658,852      2,324,597
                                         ------------   ------------
              BANKING -- 8.5%
    101,000   Bank of America Corp. .....   3,011,290      4,599,540
     91,933   Citigroup Inc. ............   3,750,629      4,341,995
    114,484   JPMorgan Chase & Co. ......   4,058,404      4,767,114
     41,700   Wachovia Corp. ............   2,022,024      2,337,285
                                         ------------   ------------
                                           12,842,347     16,045,934
                                         ------------   ------------
              BROKERAGE -- 8.8%
     34,100   Bear Stearns
               Companies Inc. ...........   2,346,728      4,729,670
     37,700   Legg Mason Inc. ...........   4,099,049      4,724,941
     32,700   Lehman Brothers
               Holdings Inc. ............   4,098,267      4,726,131
     38,700   Morgan Stanley ............   2,247,493      2,431,134
                                         ------------   ------------
                                           12,791,537     16,611,876
                                         ------------   ------------
              BUSINESS SERVICES -- 3.8%
    101,000   Automatic Data
               Processing Inc. ..........   4,718,425      4,613,680
     21,500   FedEx Corp. ...............   2,246,996      2,428,210
                                         ------------   ------------
                                            6,965,421      7,041,890
                                         ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 2.5%
    206,200   Motorola Inc. .............   4,034,473      4,724,042
                                         ------------   ------------
              COMPUTER HARDWARE -- 2.4%
     53,700   International Business
               Machines Corp. ...........   4,373,288      4,428,639
                                         ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.8%
    168,800   Microsoft Corp. ...........   4,561,593      4,593,048
    181,400   Oracle Corp.+ .............   2,418,906      2,483,366
                                         ------------   ------------
                                            6,980,499      7,076,414
                                         ------------   ------------
              CONSUMER PRODUCTS -- 3.6%
     29,800   Altria Group Inc. .........   1,623,661      2,111,628
     80,600   Colgate-Palmolive Co. .....   4,126,829      4,602,260
                                         ------------   ------------
                                            5,750,490      6,713,888
                                         ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 12.5%
     56,900   3M Co. ....................   4,468,250      4,306,761
     65,180   Eaton Corp. ...............   4,154,034      4,756,184
    136,000   General Electric Co. ......   3,986,753      4,730,080
     22,100   IPSCO Inc. ................   2,159,573      2,300,389
     85,000   ITT Industries Inc. .......   3,575,057      4,778,700
     27,200   Textron Inc. ..............   2,114,262      2,540,208
                                         ------------   ------------
                                           20,457,929     23,412,322
                                         ------------   ------------
              ENERGY: INTEGRATED -- 2.5%
     75,200   ConocoPhillips ............   3,276,641      4,748,880
                                         ------------   ------------
              ENERGY: NATURAL GAS -- 2.4%
     69,906   Apache Corp. ..............   3,020,788      4,579,542
                                         ------------   ------------

                                                           MARKET
      SHARES                                  COST          VALUE
      ------                                  ----          -----
              ENERGY: OIL -- 9.9%
     70,000   Baker Hughes Inc. .........$  3,967,955   $  4,788,000
     79,200   Exxon Mobil Corp. .........   3,502,198      4,820,112
     60,700   Marathon Oil Corp. ........   3,883,203      4,623,519
     41,235   Murphy Oil Corp. ..........   1,892,454      2,054,328
     25,305   Occidental
               Petroleum Corp. ..........   1,948,439      2,344,508
                                         ------------   ------------
                                           15,194,249     18,630,467
                                         ------------   ------------
              FINANCIAL SERVICES -- 7.5%
     90,900   American Express Co. ......   3,252,324      4,776,795
     49,800   Franklin Resources Inc. ...   4,321,690      4,693,152
     60,700   Prudential
               Financial Inc. ...........   3,409,871      4,601,667
                                         ------------   ------------
                                           10,983,885     14,071,614
                                         ------------   ------------
              FOOD AND BEVERAGE -- 2.6%
     94,800   General Mills Inc. ........   4,569,382      4,804,464
                                         ------------   ------------
              HOTELS AND GAMING -- 2.5%
     69,600   Starwood Hotels & Resorts
               Worldwide Inc. ...........   3,594,773      4,714,008
                                         ------------   ------------
              METALS AND MINING -- 2.5%
     58,500   Phelps Dodge Corp. ........   3,692,309      4,711,005
                                         ------------   ------------
              PAPER AND FOREST PRODUCTS -- 1.3%
     54,642   Rayonier Inc. .............   1,414,844      2,491,129
                                         ------------   ------------
              RETAIL -- 4.0%
     67,500   Federated Department
               Stores Inc. ..............   3,918,274      4,927,500
     18,775   Sears Holdings Corp.+ .....   2,413,481      2,482,806
                                         ------------   ------------
                                            6,331,755      7,410,306
                                         ------------   ------------
              SPECIALTY CHEMICALS -- 1.3%
     38,600   PPG Industries Inc. .......   2,433,189      2,445,310
                                         ------------   ------------
              TELECOMMUNICATIONS -- 5.0%
     36,970   ALLTEL Corp. ..............   2,088,488      2,393,808
     51,900   Harris Corp. ..............   1,513,036      2,454,351
    135,804   Verizon
               Communications Inc. ......   5,154,559      4,625,484
                                         ------------   ------------
                                            8,756,083      9,473,643
                                         ------------   ------------
              TRANSPORTATION -- 3.8%
     59,100   Burlington Northern Santa
               Fe Corp. .................   2,869,164      4,924,803
     45,475   Overseas Shipholding
               Group Inc. ...............   2,539,571      2,179,617
                                         ------------   ------------
                                            5,408,735      7,104,420
                                         ------------   ------------
              UTILITIES -- 3.7%
     88,900   Exelon Corp. ..............   4,869,525      4,702,810
     58,200   PG&E Corp. ................   2,334,208      2,263,980
                                         ------------   ------------
                                            7,203,733      6,966,790
                                         ------------   ------------
              TOTAL COMMON STOCKS ....... 154,477,467    185,259,054
                                         ------------   ------------
              TOTAL
               INVESTMENTS -- 98.6% .....$154,477,467    185,259,054
                                         ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 1.4% ...............   2,619,000
                                                        ------------
              NET ASSETS -- 100.0% .....................$187,878,054
                                                        ============
  --------------
  + Non-income producing security.


                 See accompanying notes to financial statements.

WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           MARKET
      SHARES                                  COST          VALUE
      ------                                  ----          -----
              COMMON STOCKS -- 61.7%
              AEROSPACE -- 1.5%
     14,600   Boeing Co. ................$    656,511   $  1,137,778
     15,195   Lockheed Martin Corp. .....     879,118      1,141,600
                                         ------------   ------------
                                            1,535,629      2,279,378
                                         ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.8%
     20,000   United
               Technologies Corp. .......     817,535      1,159,400
                                         ------------   ------------
              BANKING -- 5.3%
     51,200   Bank of America Corp. .....   1,712,100      2,331,648
     48,933   Citigroup Inc. ............   1,825,468      2,311,106
     55,196   JPMorgan Chase & Co. ......   2,056,751      2,298,361
     20,200   Wachovia Corp. ............     980,426      1,132,210
                                         ------------   ------------
                                            6,574,745      8,073,325
                                         ------------   ------------
              BROKERAGE -- 5.4%
     16,400   Bear Stearns
               Companies Inc. ...........   1,249,370      2,274,680
     18,200   Legg Mason Inc. ...........   2,010,554      2,281,006
     16,500   Lehman Brothers
               Holdings Inc. ............   2,074,269      2,384,745
     19,200   Morgan Stanley ............   1,097,366      1,206,144
                                         ------------   ------------
                                            6,431,559      8,146,575
                                         ------------   ------------
              BUSINESS SERVICES -- 2.4%
     48,900   Automatic Data
               Processing Inc. ..........   2,284,692      2,233,752
     12,300   FedEx Corp. ...............   1,285,388      1,389,162
                                         ------------   ------------
                                            3,570,080      3,622,914
                                         ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 1.5%
     99,400   Motorola Inc. .............   1,884,263      2,277,254
                                         ------------   ------------
              COMPUTER HARDWARE -- 1.6%
     28,500   International Business
               Machines Corp. ...........   2,238,281      2,350,395
                                         ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.3%
     80,800   Microsoft Corp. ...........   2,164,240      2,198,568
     95,680   Oracle Corp.+ .............   1,268,806      1,309,859
                                         ------------   ------------
                                            3,433,046      3,508,427
                                         ------------   ------------
              CONSUMER PRODUCTS -- 2.3%
     16,800   Altria Group Inc. .........     904,854      1,190,448
     41,000   Colgate-Palmolive Co. .....   2,105,620      2,341,100
                                         ------------   ------------
                                            3,010,474      3,531,548
                                         ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 7.2%
     30,900   3M Co. ....................   2,429,232      2,338,821
     31,900   Eaton Corp. ...............   2,055,928      2,327,743
     76,000   General Electric Co. ......   2,187,989      2,643,280
     40,990   ITT Industries Inc. .......   1,793,684      2,304,458
     13,500   Textron Inc. ..............   1,050,160      1,260,765
                                         ------------   ------------
                                            9,516,993     10,875,067
                                         ------------   ------------
              ENERGY: INTEGRATED -- 2.3%
     37,000   ConocoPhillips ............   1,800,683      2,336,550
     23,500   Kinder Morgan Energy
               Partners LP ..............     961,682      1,132,230
                                         ------------   ------------
                                            2,762,365      3,468,780
                                         ------------   ------------

                                                           MARKET
      SHARES                                  COST          VALUE
      ------                                  ----          -----
              ENERGY: NATURAL GAS -- 1.5%
     33,855   Apache Corp. ..............$  1,802,603   $  2,217,841
                                         ------------   ------------
              ENERGY: OIL -- 6.2%
     33,940   Baker Hughes Inc. .........   1,925,880      2,321,496
     42,500   Exxon Mobil Corp. .........   1,754,234      2,586,550
     29,415   Marathon Oil Corp. ........   1,952,469      2,240,541
     23,586   Murphy Oil Corp. ..........   1,048,688      1,175,054
     12,100   Occidental
               Petroleum Corp. ..........     911,515      1,121,065
                                         ------------   ------------
                                            7,592,786      9,444,706
                                         ------------   ------------
              FINANCIAL SERVICES -- 4.5%
     43,800   American Express Co. ......   1,621,106      2,301,690
     24,100   Franklin Resources Inc. ...   2,103,276      2,271,184
     29,400   Prudential
               Financial Inc. ...........   1,654,058      2,228,814
                                         ------------   ------------
                                            5,378,440      6,801,688
                                         ------------   ------------
              FOOD AND BEVERAGE -- 1.6%
     46,500   General Mills Inc. ........   2,249,859      2,356,620
                                         ------------   ------------
              HOTELS AND GAMING -- 1.5%
     33,620   Starwood Hotels &
               Resorts Worldwide Inc. ...   1,813,027      2,277,083
                                         ------------   ------------
              METALS AND MINING -- 2.2%
     10,900   IPSCO Inc. ................   1,064,338      1,134,581
     28,200   Phelps Dodge Corp. ........   1,928,293      2,270,946
                                         ------------   ------------
                                            2,992,631      3,405,527
                                         ------------   ------------
              PAPER AND FOREST PRODUCTS -- 0.8%
     26,867   Rayonier Inc. .............     738,310      1,224,867
                                         ------------   ------------
              RETAIL -- 2.4%
     33,635   Federated Department
               Stores Inc. ..............   2,060,764      2,455,355
      8,741   Sears Holdings Corp.+ .....   1,135,534      1,155,910
                                         ------------   ------------
                                            3,196,298      3,611,265
                                         ------------   ------------
              SPECIALTY CHEMICALS -- 0.8%
     19,400   PPG Industries Inc. .......   1,213,727      1,228,990
                                         ------------   ------------
              TELECOMMUNICATIONS -- 3.1%
     17,900   ALLTEL Corp. ..............   1,018,199      1,159,025
     25,600   Harris Corp. ..............     784,345      1,210,624
     66,218   Verizon
               Communications Inc. ......   2,408,135      2,255,385
                                         ------------   ------------
                                            4,210,679      4,625,034
                                         ------------   ------------
              TRANSPORTATION -- 2.3%
     28,800   Burlington Northern
               Santa Fe Corp. ...........   1,375,613      2,399,904
     22,700   Overseas Shipholding
               Group Inc. ...............   1,245,407      1,088,011
                                         ------------   ------------
                                            2,621,020      3,487,915
                                         ------------   ------------
              UTILITIES -- 2.2%
     42,900   Exelon Corp. ..............   2,353,825      2,269,410
     28,200   PG&E Corp. ................   1,130,988      1,096,980
                                         ------------   ------------
                                            3,484,813      3,366,390
                                         ------------   ------------
              TOTAL COMMON STOCKS .......  79,069,163     93,340,989
                                         ------------   ------------

                See accompanying notes to financial statements.

WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
 PRINCIPAL                                                 MARKET
  AMOUNT                                      COST          VALUE
  -------                                     ----          -----
              ASSET BACKED SECURITIES -- 0.5%
 $  825,000   GS Mortgage Securities
               Corp. II, 97-GL Cl. A2D,
               6.940%, 07/13/30 .........$    831,894   $    838,150
                                         ------------   ------------
              CORPORATE BONDS -- 8.9%
              BANKING -- 1.6%
  1,250,000   Bank of America Corp.,
               5.375%, 06/15/14 .........   1,301,428      1,235,343
  1,125,000   Citigroup Inc.,
               6.500%, 01/18/11 .........   1,228,248      1,175,337
                                         ------------   ------------
                                            2,529,676      2,410,680
                                         ------------   ------------
              BROKERAGE -- 1.0%
  1,450,000   Goldman Sachs Group Inc.,
               6.650%, 05/15/09 .........   1,457,969      1,503,382
                                         ------------   ------------
              COMPUTER HARDWARE -- 1.3%
    750,000   Hewlett-Packard Co.,
               3.625%, 03/15/08 .........     749,051        726,713
  1,250,000   International Business
               Machines Corp.,
               4.875%, 10/01/06 .........   1,270,958      1,248,666
                                         ------------   ------------
                                            2,020,009      1,975,379
                                         ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.8%
  1,200,000   General Electric Co.,
               5.000%, 02/01/13 .........   1,212,860      1,168,904
                                         ------------   ------------
              ENERGY: OIL -- 0.6%
  1,005,000   Occidental Petroleum Corp.,
               4.250%, 03/15/10 .........   1,007,230        967,242
                                         ------------   ------------
              FOOD AND BEVERAGE -- 0.6%
    950,000   Anheuser-Busch Cos. Inc.,
               4.375%, 01/15/13 .........     936,364        892,549
                                         ------------   ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.1%
  1,600,000   Archstone-Smith Trust,
               7.200%, 03/01/13 .........   1,558,435      1,717,856
                                         ------------   ------------
              RETAIL -- 0.9%
  1,250,000   Wal-Mart Stores,
               6.875%, 08/10/09 .........   1,298,909      1,311,531
                                         ------------   ------------
              TELECOMMUNICATIONS -- 1.0%
  1,460,000   Verizon Communications
               Inc., Deb.,
               6.460%, 04/15/08 .........   1,464,803      1,494,383
                                         ------------   ------------
              TOTAL CORPORATE BONDS .....  13,486,255     13,441,906
                                         ------------   ------------

              FOREIGN GOVERNMENT BONDS -- 0.7%
  1,000,000   Canadian Government Global Bond,
               6.750%, 08/28/06 .........   1,004,629      1,007,148
                                         ------------   ------------

 PRINCIPAL                                                 MARKET
  AMOUNT                                      COST          VALUE
  -------                                     ----          -----
              GOVERNMENT AGENCY OBLIGATIONS -- 12.9%
              FEDERAL HOME LOAN BANK -- 2.0%
 $1,500,000    2.875%, 08/15/06 .........$  1,495,227   $  1,488,607
  1,500,000    3.375%, 02/23/07 .........   1,495,399      1,477,544
                                         ------------   ------------
                                            2,990,626      2,966,151
                                         ------------   ------------
              FEDERAL HOME LOAN MORTGAGE CORP. -- 4.8%
  1,000,000    5.500%, 07/15/06 .........   1,006,420      1,001,329
  2,000,000    3.500%, 09/15/07 .........   2,009,852      1,957,750
    600,000    4.750%, 12/08/10 .........     599,208        589,873
  2,000,000    5.000%, 07/15/14 .........   2,051,154      1,976,334
  1,800,000    Zero Coupon, 04/04/06 ....   1,799,780      1,799,781
                                         ------------   ------------
                                            7,466,414      7,325,067
                                         ------------   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.1%
  1,000,000    2.625%, 11/15/06 .........     999,209        985,042
  2,000,000    4.250%, 07/15/07 .........   1,989,999      1,979,064
  1,500,000    4.625%, 01/15/08 .........   1,493,877      1,488,861
  1,000,000    4.250%, 05/15/09 .........     975,353        976,235
  2,500,000    4.375%, 03/15/13 .........   2,478,694      2,385,830
  1,500,000    5.000%, 04/15/15 .........   1,573,433      1,487,400
                                         ------------   ------------
                                            9,510,565      9,302,432
                                         ------------   ------------
              TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS .......  19,967,605     19,593,650
                                         ------------   ------------

              U.S. GOVERNMENT OBLIGATIONS -- 13.9%
              U.S.  INFLATION  INDEX NOTES -- 1.0%
  1,500,000    0.875%, 04/15/10 .........   1,570,418      1,487,780
                                         ------------   ------------
              U.S. TREASURY BILLS -- 3.2%
  4,900,000   U.S. Treasury Bills,
               4.520% to 4.620%++,
               05/25/06 to 07/20/06 .....   4,850,514      4,850,144
                                         ------------   ------------
              U.S. TREASURY NOTES -- 9.7%
  2,250,000    2.250%, 04/30/06 .........   2,248,254      2,248,254
  2,725,000    3.500%, 11/15/06 .........   2,725,906      2,702,862
  1,250,000    3.375%, 02/28/07 .........   1,242,347      1,233,790
  1,000,000    3.625%, 04/30/07 .........     999,177        987,344
  2,000,000    3.375%, 02/15/08 .........   1,964,423      1,948,594
  1,250,000    3.375%, 12/15/08 .........   1,238,011      1,204,933
  1,500,000    4.750%, 05/15/14 .........   1,511,276      1,487,344
  1,000,000    4.000%, 02/15/15 .........   1,003,836        937,461
  2,000,000    4.250%, 08/15/15 .........   1,994,391      1,905,860
                                         ------------   ------------
                                           14,927,621     14,656,442
                                         ------------   ------------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS ..............  21,348,553     20,994,366
                                         ------------   ------------
              TOTAL
               INVESTMENTS -- 98.6% .....$135,708,099    149,216,209
                                         ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- 1.4% ...........................   2,087,756
                                                        ------------
              NET ASSETS -- 100.0% .....................$151,303,965
                                                        ============
  --------------
  + Non-income producing security.
 ++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
 PRINCIPAL                                                 MARKET
  AMOUNT                                      COST          VALUE
  -------                                     ----          -----
              ASSET BACKED SECURITIES -- 2.1%
   $225,000   GS Mortgage Securities Corp. II,
               97-GL Cl. A2D,
               6.940%, 07/13/30 .........$    231,323   $    228,586
                                         ------------   ------------

              CORPORATE BONDS -- 33.7%
              COMPUTER HARDWARE -- 5.2%
    325,000   Hewlett-Packard Co.,
               3.625%, 03/15/08 .........     325,557        314,909
    250,000   International Business
               Machines Corp.,
               4.875%, 10/01/06 .........     251,621        249,733
                                         ------------   ------------
                                              577,178        564,642
                                         ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 2.3%
    250,000   General Electric Co.,
               5.000%, 02/01/13 .........     252,679        243,522
                                         ------------   ------------
              ENERGY AND UTILITIES: OIL -- 4.0%
    225,000   Chevron Corp.,
               3.375%, 02/15/08 .........     225,680        217,720
    225,000   Occidental Petroleum Corp.,
               4.250%, 03/15/10 .........     225,000        216,547
                                         ------------   ------------
                                              450,680        434,267
                                         ------------   ------------
              FINANCIAL SERVICES -- 15.3%
    300,000   Bank of America Corp.,
               5.375%, 06/15/14 .........     312,343        296,482
    225,000   Bear Stearns Co. Inc.,
               2.875%, 07/02/08 .........     218,631        213,620
    225,000   Citigroup Inc.,
               6.500%, 01/18/11 .........     245,325        235,067
    300,000   Goldman Sachs Group Inc.,
               6.650%, 05/15/09 .........     307,738        311,045
    260,000   International Bank for
               Reconstruction &
               Development,
               8.625%, 10/15/16 .........     320,101        331,492
    275,000   Merrill Lynch & Co. Inc.,
               5.000%, 01/15/15 .........     275,251        262,831
                                         ------------   ------------
                                            1,679,389      1,650,537
                                         ------------   ------------
              FOOD AND BEVERAGE -- 2.2%
    250,000   Anheuser-Busch Cos. Inc.,
               4.375%, 01/15/13 .........     246,420        234,881
                                         ------------   ------------
              REAL ESTATE -- 1.5%
    150,000   Archstone-Smith Trust,
               7.200%, 03/01/13 .........     146,417        161,049
                                         ------------   ------------
              RETAIL -- 2.0%
    200,000   Wal-Mart Stores,
               6.875%, 08/10/09 .........     207,826        209,845
                                         ------------   ------------

 PRINCIPAL                                                 MARKET
  AMOUNT                                      COST          VALUE
  -------                                     ----          -----
              TELECOMMUNICATIONS -- 1.2%
   $125,000   Verizon Communications
               Inc., Deb.,
               6.460%, 04/15/08 .........$    125,875   $    127,944
                                         ------------   ------------
              TOTAL CORPORATE BONDS .....   3,686,464      3,626,687
                                         ------------   ------------

              FOREIGN GOVERNMENT BONDS -- 1.6%
    175,000   Canadian Government
               Global Bond,
               6.750%, 08/28/06 .........     175,180        176,251
                                         ------------   ------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 33.0%
              FEDERAL HOME LOAN BANK -- 5.1%
    250,000    2.875%, 08/15/06 .........     249,205        248,101
    300,000    4.625%, 11/21/08 .........     299,245        296,889
                                         ------------   ------------
                                              548,450        544,990
                                         ------------   ------------
              FEDERAL HOME LOAN MORTGAGE CORP. -- 10.9%
    250,000    3.750%, 04/15/07 .........     249,366        246,610
    300,000    3.500%, 09/15/07 .........     297,864        293,662
    250,000    3.625%, 09/15/08 .........     243,955        242,008
    200,000    4.250%, 07/15/09 .........     197,360        194,893
    200,000    Zero Coupon, 06/27/06 ....     197,913        197,769
                                         ------------   ------------
                                            1,186,458      1,174,942
                                         ------------   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.0%
    275,000    4.250%, 07/15/07 .........     273,884        272,121
    300,000    4.250%, 05/15/09 .........     292,589        292,871
    300,000    4.375%, 03/15/13 .........     298,155        286,300
    176,121    5.500%, 09/01/20 .........     175,979        175,167
    163,564    5.500%, 01/01/35 .........     166,427        159,945
                                         ------------   ------------
                                            1,207,034      1,186,404
                                         ------------   ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.0%
     12,148   GNMA, Pool #580871,
               6.500%, 12/15/31 .........      12,183         12,602
    108,501   GNMA, Pool #562288,
               6.000%, 12/15/33 .........     110,807        109,884
    185,937   GNMA, Pool #604946,
               5.500%, 01/15/34 .........     188,905        184,299
    155,787   GNMA, Pool #604970,
               5.500%, 01/15/34 .........     157,798        154,415
    194,988   GNMA, Pool #003747,
               5.000%, 08/20/35 .........     193,177        188,271
                                         ------------   ------------
                                              662,870        649,471
                                         ------------   ------------
              TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS .......   3,604,812      3,555,807
                                         ------------   ------------

                 See accompanying notes to financial statements.

WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
 PRINCIPAL                                                 MARKET
  AMOUNT                                      COST          VALUE
  -------                                     ----          -----
              U.S. GOVERNMENT OBLIGATIONS -- 27.9%
              U.S. INFLATION INDEX NOTES -- 2.5%
   $275,000    0.875%, 04/15/10 .........$    288,000   $    272,760
                                         ------------   ------------
              U.S. TREASURY BILLS -- 2.3%
    250,000   U.S. Treasury Bill,
               4.790%++, 09/07/06 .......     244,952        245,026
                                         ------------   ------------
              U.S. TREASURY BONDS -- 8.8%
    250,000    7.125%, 02/15/23 .........     309,462        307,539
    300,000    6.125%, 11/15/27 .........     308,862        341,625
    275,000    5.500%, 08/15/28 .........     301,464        291,436
                                         ------------   ------------
                                              919,788        940,600
                                         ------------   ------------
              U.S. TREASURY NOTES -- 14.3%
    325,000    3.375%, 02/28/07 .........     323,696        320,786
    300,000    3.625%, 04/30/07 .........     299,024        296,203
    375,000    3.375%, 02/15/08 .........     368,329        365,361
    275,000    4.750%, 05/15/14 .........     281,981        272,680
    300,000    4.250%, 08/15/15 .........     298,419        285,879
                                         ------------   ------------
                                            1,571,449      1,540,909
                                         ------------   ------------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS ..............   3,024,189      2,999,295
                                         ------------   ------------

                                                           MARKET
    SHARES                                    COST          VALUE
    ------                                    ----          -----
              WARRANTS -- 0.0%
              ENERGY AND UTILITIES -- 0.0%
          8   Forman Petroleum Corp.,
               Series A, expire
               01/14/07+ (a) (b) ........$          0   $          0
         25   Forman Petroleum Corp.,
               Series B, expire
               01/14/07+ (a) (b) ........           0              0
         25   Forman Petroleum Corp.,
               Series C, expire
               01/14/07+ (a) (b) ........           0              0
         25   Forman Petroleum Corp.,
               Series D, expire
               01/14/07+ (a) (b) ........           0              0
                                         ------------   ------------
                                                    0              0
                                         ------------   ------------
              TOTAL WARRANTS ............           0              0
                                         ------------   ------------
              TOTAL
               INVESTMENTS -- 98.3% .....$ 10,721,968     10,586,626
                                         ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- 1.7% ...........................     182,540
                                                        ------------
              NET ASSETS -- 100.0% .....................$ 10,769,166
                                                        ============
  --------------
  (a) Security  fair  valued  under  procedures  established  by  the  Board  of
      Trustees.   The  procedures  may  include  reviewing  available  financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2006, the market value of fair valued securities amounted to $0 or 0.00% of total net assets.
  (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the market value of Rule 144A securities amounted to $0 or 0.00% of total net assets.
  +   Non-income producing security.
 ++   Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

WESTWOOD SMALLCAP EQUITY FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           MARKET
    SHARES                                    COST          VALUE
    ------                                    ----          -----
              COMMON STOCKS -- 94.9%
              AEROSPACE -- 6.0%
      3,800   DRS Technologies Inc. .....$    147,693   $    208,506
      6,100   Moog Inc., Cl. A+ .........     153,574        216,489
      5,900   Teledyne
               Technologies Inc.+ .......     197,619        210,040
                                         ------------   ------------
                                              498,886        635,035
                                         ------------   ------------
              BUILDING AND CONSTRUCTION -- 5.0%
      6,400   Layne Christensen Co.+ ....     152,968        214,528
      5,100   Technical Olympic USA Inc.      117,558        103,785
      3,700   Washington Group
               International Inc. .......     161,988        212,343
                                         ------------   ------------
                                              432,514        530,656
                                         ------------   ------------
              BUSINESS SERVICES -- 1.8%
      4,900   URS Corp.+ ................     154,523        197,225
                                         ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 5.3%
      3,150   Hyperion Solutions Corp.+ .      79,282        102,690
      7,200   ManTech International Corp.,
               Cl. A+ ...................     202,025        239,184
      6,300   SI International Inc.+ ....     170,623        221,445
                                         ------------   ------------
                                              451,930        563,319
                                         ------------   ------------
              CONSUMER PRODUCTS -- 3.1%
      4,400   Arctic Cat Inc. ...........      95,499        105,864
     10,300   Knoll Inc. ................     170,085        219,596
                                         ------------   ------------
                                              265,584        325,460
                                         ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 4.0%
      3,500   Kennametal Inc. ...........     150,481        213,990
      4,200   Oregon Steel Mills Inc.+ ..     128,574        214,914
                                         ------------   ------------
                                              279,055        428,904
                                         ------------   ------------
              ELECTRONICS -- 2.1%
      5,700   Benchmark
               Electronics Inc.+ ........     197,762        218,595
                                         ------------   ------------
              ENERGY AND UTILITIES -- 8.1%
      3,800   Atmos Energy Corp. ........     103,075        100,054
      4,700   Cleco Corp. ...............     104,946        104,951
      5,700   Foundation Coal
               Holdings Inc. ............     147,545        234,498
      2,400   Remington Oil &
               Gas Corp.+ ...............      77,440        103,728
      3,700   Unit Corp.+ ...............     155,602        206,275
      2,700   Whiting Petroleum Corp.+ ..     115,746        110,673
                                         ------------   ------------
                                              704,354        860,179
                                         ------------   ------------
              EQUIPMENT AND SUPPLIES -- 10.0%
      4,700   Greenbrier Companies Inc. .     128,406        188,235
      2,900   Hydril Co.+ ...............     196,918        226,055
      4,100   IDEX Corp. ................     172,511        213,897
      2,600   Middleby Corp.+ ...........     182,538        217,672
      4,500   Titanium Metals Corp.+ ....      67,609        218,475
                                         ------------   ------------
                                              747,982      1,064,334
                                         ------------   ------------
              FINANCIAL SERVICES -- 10.9%
      6,700   Boston Private Financial
               Holdings Inc. ............     164,481        226,393
      2,700   Calamos Asset
               Management Inc., Cl. A ...      59,551        100,980
      5,700   Cathay General Bancorp ....     193,925        214,548
      5,600   Provident Bankshares Corp.      184,011        204,120

                                                           MARKET
    SHARES                                    COST          VALUE
    ------                                    ----          -----
      8,450   Republic Bancorp Inc. .....$    103,549   $    101,738
      7,400   State National
               Bancshares Inc. ..........     198,068        201,650
      2,600   Stifel Financial Corp.+ ...      93,328        113,542
                                         ------------   ------------
                                              996,913      1,162,971
                                         ------------   ------------
              FOOD AND BEVERAGE -- 2.0%
      6,300   J & J Snack Foods Corp. ...     128,602        211,617
                                         ------------   ------------
              HEALTH CARE -- 4.0%
      5,400   Sybron Dental
               Specialties Inc.+ ........     189,418        222,696
      9,500   Symmetry Medical Inc.+ ....     194,833        201,495
                                         ------------   ------------
                                              384,251        424,191
                                         ------------   ------------
              HOTELS AND GAMING -- 4.3%
     12,200   Marcus Corp. ..............     248,350        243,390
      5,600   Orient-Express Hotels
               Ltd., Cl. A ..............     147,592        219,688
                                         ------------   ------------
                                              395,942        463,078
                                         ------------   ------------
              METALS AND MINING -- 1.9%
      2,300   Cleveland-Cliffs Inc. .....     166,766        200,376
                                         ------------   ------------
              PAPER AND FOREST PRODUCTS -- 1.0%
      4,200   Longview Fibre Co. ........      76,108        108,528
                                         ------------   ------------
              REAL ESTATE -- 12.4%
      7,100   Getty Realty Corp. ........     183,297        206,610
      5,100   Heritage Property
               Investment Trust .........     168,933        201,909
      5,100   LaSalle Hotel Properties ..     145,254        209,100
      4,700   Lexington Corporate
               Properties Trust .........     105,349         97,995
      5,800   Maguire Properties Inc. ...     196,242        211,700
      4,400   Post Properties Inc. ......     153,301        195,800
      6,900   Sunstone Hotel
               Investors Inc. ...........     165,697        199,893
                                         ------------   ------------
                                            1,118,073      1,323,007
                                         ------------   ------------
              RETAIL -- 3.1%
      2,100   Children's Place Retail
               Stores Inc.+ .............     103,143        121,590
     12,000   CKE Restaurants Inc. ......     184,383        208,800
                                         ------------   ------------
                                              287,526        330,390
                                         ------------   ------------
              TELECOMMUNICATIONS -- 4.0%
     17,776   General Communication
               Inc., Cl. A+ .............     179,488        214,912
     16,400   Valor Communications
               Group Inc. ...............     224,666        215,824
                                         ------------   ------------
                                              404,154        430,736
                                         ------------   ------------
              TRANSPORTATION -- 5.9%
      9,200   Arlington Tankers Ltd. ....     207,272        211,600
      3,200   Freightcar America Inc. ...     112,652        203,520
     16,400   Horizon Lines Inc.,
               Cl. A ....................     184,040        212,544
                                         ------------   ------------
                                              503,964        627,664
                                         ------------   ------------
              TOTAL COMMON STOCKS .......   8,194,889     10,106,265
                                         ------------   ------------
              TOTAL
               INVESTMENTS -- 94.9% .....$  8,194,889     10,106,265
                                         ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 5.1% ...............     543,619
                                                        ------------
              NET ASSETS -- 100.0% .....................$ 10,649,884
                                                        ============
  --------------
  + Non-income producing security.

                 See accompanying notes to financial statements.

WESTWOOD INCOME FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           MARKET
    SHARES                                    COST          VALUE
    ------                                    ----          -----
              COMMON STOCKS -- 57.5%
              ENERGY AND UTILITIES: ELECTRIC -- 2.5%
      8,500   FPL Group Inc. ............$    348,293   $    341,190
                                         ------------   ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 7.5%
     14,100   Enterprise Products
               Partners LP ..............     360,858        348,129
      7,100   Kinder Morgan Energy
               Partners LP ..............     365,911        342,078
      7,200   Northern Border
               Partners LP ..............     331,280        345,024
                                         ------------   ------------
                                            1,058,049      1,035,231
                                         ------------   ------------
              ENERGY AND UTILITIES: OIL -- 2.4%
      8,200   San Juan Basin
               Royalty Trust ............     347,638        335,790
                                         ------------   ------------
              ENTERTAINMENT -- 2.6%
     18,900   Regal Entertainment Group,
               Cl. A ....................     385,776        355,509
                                         ------------   ------------
              FINANCIAL SERVICES -- 6.4%
      5,500   AllianceBernstein
               Holding LP ...............     297,687        364,375
      3,800   Bank of America Corp. .....     164,616        173,052
     11,200   U.S. Bancorp ..............     336,309        341,600
                                         ------------   ------------
                                              798,612        879,027
                                         ------------   ------------
              FOOD AND BEVERAGE -- 2.4%
     15,300   Reddy Ice Holdings Inc. ...     316,917        339,813
                                         ------------   ------------
              HEALTH CARE -- 2.5%
      7,000   Bristol-Myers Squibb Co. ..     154,851        172,270
      6,900   Pfizer Inc. ...............     172,058        171,948
                                         ------------   ------------
                                              326,909        344,218
                                         ------------   ------------
              METALS AND MINING -- 3.9%
      7,000   Compass Minerals
               International Inc. .......     174,158        174,930
      6,300   Penn Virginia Resource
               Partners LP ..............     340,360        361,431
                                         ------------   ------------
                                              514,518        536,361
                                         ------------   ------------
              REAL ESTATE INVESTMENT TRUSTS -- 10.1%
      8,300   Crescent Real Estate
               Equities Co. .............     127,198        174,881
     11,800   Getty Realty Corp. ........     303,943        343,380
      9,500   Healthcare Realty
               Trust Inc. ...............     353,834        355,110
      7,582   Rayonier Inc. .............     258,651        345,663
      6,000   Sunstone Hotel
               Investors Inc. ...........     137,852        173,820
                                         ------------   ------------
                                            1,181,478      1,392,854
                                         ------------   ------------
              SPECIALTY CHEMICALS -- 1.2%
      4,100   E.I. du Pont de Nemours
               and Co. ..................     161,274        173,061
                                         ------------   ------------
              TELECOMMUNICATIONS -- 5.0%
     12,700   AT&T Inc. .................     314,201        343,408
     26,000   Valor Communications
               Group Inc. ...............     373,160        342,160
                                         ------------   ------------
                                              687,361        685,568
                                         ------------   ------------

                                                           MARKET
    SHARES                                    COST          VALUE
    ------                                    ----          -----
              TRANSPORTATION -- 11.0%
     15,100   Arlington Tankers Ltd. ....$    341,383   $    347,300
     26,200   Double Hull Tankers Inc. ..     350,691        347,150
     11,000   Teekay LNG Partners LP ....     322,189        343,750
     10,200   Top Tankers Inc. ..........     161,119        132,600
     15,300   U.S. Shipping
               Partners LP ..............     370,874        354,960
                                         ------------   ------------
                                            1,546,256      1,525,760
                                         ------------   ------------
              TOTAL COMMON STOCKS .......   7,673,081      7,944,382
                                         ------------   ------------
              PREFERRED STOCKS -- 20.5%
              BROADCASTING -- 2.5%
     13,800   CBS Corp., 7.250% Pfd. ....     350,398        346,380
                                         ------------   ------------
              FINANCIAL SERVICES -- 15.5%
     13,700   Bank One Capital VI,
               7.200% Pfd. ..............     349,003        349,624
      1,200   Bear Stearns Co.,
               5.490% Pfd., Ser. G ......      59,603         58,560
      6,400   Fannie Mae, 7.065% Pfd.,
               Ser. O (a) ...............     354,505        348,800
     14,200   General Electric Capital Corp.,
               5.875% Pfd. ..............     350,585        343,640
     13,600   Lehman Brothers Holdings Inc.,
               5.499% Pfd., Ser. G (a) ..     341,538        346,120
     13,400   Metlife Inc., 5.910% Pfd.,
               Ser. A (a) ...............     345,066        347,060
     13,700   Wells Fargo Capital
               Trust IV, 7.000% Pfd. ....     352,966        345,651
                                         ------------   ------------
                                            2,153,266      2,139,455
                                         ------------   ------------
              TELECOMMUNICATIONS -- 2.5%
     13,600   Verizon New England Inc.,
               7.000% Pfd., Ser. B ......     346,909        346,800
                                         ------------   ------------
              TOTAL PREFERRED STOCKS ....   2,850,573      2,832,635
                                         ------------   ------------

              CONVERTIBLE PREFERRED STOCKS -- 5.0%
              ENERGY AND UTILITIES: INTEGRATED -- 2.5%
      6,800   Entergy Corp.,
               7.625% Cv. Pfd. ..........     342,585        345,304
                                         ------------   ------------
              FINANCIAL SERVICES -- 2.5%
     13,100   Lehman Brothers Holdings Inc.,
               6.250% Cv. Pfd.,
               Ser. GIS .................     340,968        347,150
                                         ------------   ------------
              TOTAL CONVERTIBLE
               PREFERRED STOCKS .........     683,553        692,454
                                         ------------   ------------

                 See accompanying notes to financial statements.

WESTWOOD INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
  PRINCIPAL                                                MARKET
   AMOUNT                                     COST          VALUE
  --------                                    ----          -----
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.4%
              FEDERAL HOME LOAN MORTGAGE CORP. -- 2.2%
   $300,000    3.500%, 09/15/07 .........$    294,315   $    293,663
                                         ------------   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.2%
    450,000    4.250%, 07/15/27 .........     447,902        445,289
                                         ------------   ------------
              TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS .......     742,217        738,952
                                         ------------   ------------

              U.S. GOVERNMENT OBLIGATIONS -- 6.8%
              U.S. TREASURY BILLS -- 1.4%
    200,000   U.S. Treasury Bill,
               4.538%++, 05/25/06 .......     198,722        198,722
                                         ------------   ------------
              U.S. TREASURY NOTES -- 5.4%
    325,000    3.500%, 11/15/06 .........     323,022        322,359
    425,000    3.125%, 05/15/07 .........     419,017        417,065
                                         ------------   ------------
                                              742,039        739,424
                                         ------------   ------------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS ..............     940,761        938,146
                                         ------------   ------------
              TOTAL
               INVESTMENTS -- 95.2% .....$ 12,890,185     13,146,569
                                         ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 4.8% ...............     663,587
                                                        ------------
              NET ASSETS -- 100.0% .....................$ 13,810,156
                                                        ============
------------------------
  ++ Represents annualized yield at date of purchase.
 (a) Floating rate security. The rate disclosed is that in effect at March 31, 2006.


                 See accompanying notes to financial statements.

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           MARKET
    SHARES                                    COST          VALUE
    ------                                    ----          -----
              COMMON STOCKS -- 96.6%
              AGRICULTURE -- 0.3%
        200   J.G. Boswell Co. ..........$    124,000   $    126,800
                                         ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.8%
     50,000   Earl Scheib Inc.+ .........     243,864        182,500
     25,000   Midas Inc.+ ...............     336,250        546,750
     52,000   Proliance
               International Inc.+ ......     243,947        283,920
      1,000   Puradyn Filter
               Technologies Inc.+ .......       1,645          1,400
     35,000   Standard Motor
               Products Inc. ............     387,785        310,800
                                         ------------   ------------
                                            1,213,491      1,325,370
                                         ------------   ------------
              AVIATION: PARTS AND SERVICES -- 1.8%
      1,000   Aviall Inc.+ ..............      12,210         38,080
     12,500   CPI Aerostructures Inc.+ ..     132,133         99,375
      2,000   Curtiss-Wright Corp. ......      43,050        132,400
    156,000   Fairchild Corp., Cl. A+ ...     752,473        405,600
      6,200   Kaman Corp. ...............      92,246        155,992
                                         ------------   ------------
                                            1,032,112        831,447
                                         ------------   ------------
              BROADCASTING -- 4.2%
     58,000   Acme Communications Inc.+ .     350,848        240,120
     23,000   Beasley Broadcast Group
               Inc., Cl. A ..............     254,241        278,990
     70,000   Crown Media Holdings Inc.,
               Cl. A+ ...................     526,008        443,800
     11,700   Fisher
               Communications Inc.+ .....     510,832        523,575
      5,000   Granite Broadcasting
               Corp.+ ...................       2,000            600
     25,000   Gray Television Inc. ......     232,195        210,000
     15,000   Paxson Communications
               Corp.+ ...................      56,558         14,100
      7,300   Salem Communications Corp.,
               Cl. A+ ...................     130,804        109,573
     44,000   Young Broadcasting Inc.,
               Cl. A+ ...................     320,825        149,600
                                         ------------   ------------
                                            2,384,311      1,970,358
                                         ------------   ------------
              BUILDING AND CONSTRUCTION -- 0.5%
      5,000   Homasote Co.+ .............      39,350         19,500
      5,000   Huttig Building
               Products Inc.+ ...........      17,127         46,550
      6,000   Monarch Cement Co. ........     140,135        162,000
                                         ------------   ------------
                                              196,612        228,050
                                         ------------   ------------
              BUSINESS SERVICES -- 3.8%
    140,000   AMICAS Inc.+ ..............     717,718        660,800
     28,000   ANC Rental Corp.+ .........         840              3
     82,000   Edgewater
               Technology Inc.+ .........     320,526        536,280
     20,000   Information
               Resources Inc.+ ..........      32,400         13,000
     46,000   Nashua Corp.+ .............     310,147        391,000
        804   National Stock Yards Co. ..      80,700        162,810
     10,000   PubliCARD Inc.+ ...........      14,436            500
        500   StarTek Inc. ..............       8,375         11,780
                                         ------------   ------------
                                            1,485,142      1,776,173
                                         ------------   ------------

                                                           MARKET
    SHARES                                    COST          VALUE
    ------                                    ----          -----
              CABLE -- 0.1%
     90,000   Adelphia Communications
               Corp., Cl. A+ ............$     15,750   $      3,960
      2,500   Outdoor Channel
               Holdings Inc.+ ...........      24,825         25,475
                                         ------------   ------------
                                               40,575         29,435
                                         ------------   ------------
              CLOSED-END FUNDS -- 0.6%
     24,750   MVC Capital Inc. ..........     224,322        301,950
                                         ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 0.3%
      1,000   Andrew Corp.+ .............       3,413         12,280
     10,000   Communications
               Systems Inc. .............      84,990        105,500
                                         ------------   ------------
                                               88,403        117,780
                                         ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.1%
     23,881   Gemplus International
               SA+ ......................      10,945         73,798
      3,000   iVillage Inc.+ ............       2,520         25,230
      5,600   Lab-Volt Systems
               Inc.+ (a) ................      31,800         74,760
     33,000   Mobius Management
               Systems Inc.+ ............     268,671        206,250
    460,500   Net Perceptions Inc.+ .....     188,818        276,300
        834   Prosoft Learning Corp.+ ...      11,216            150
    850,000   StorageNetworks Inc.
               Escrow+ (a) ..............           0         25,500
     11,000   Tyler Technologies Inc.+ ..      43,865        121,000
     25,000   Vitria Technology Inc.+ ...     152,454         72,750
     20,000   Xanser Corp.+ .............      83,498         88,600
                                         ------------   ------------
                                              793,787        964,338
                                         ------------   ------------
              CONSUMER PRODUCTS -- 4.1%
     68,000   Adams Golf Inc.+ ..........     115,878        106,080
      8,000   American Locker
               Group Inc.+ ..............      98,517         38,800
     11,000   Ducati Motor Holding
               SpA, ADR+ ................     169,043        135,410
      6,000   Levcor
               International Inc.+ ......      20,801          5,850
      4,500   Marine Products Corp. .....       4,609         49,455
      5,000   Marzotto SpA ..............       3,933         22,480
        500   National Presto
               Industries Inc. ..........      14,537         24,585
    200,000   Schiff Nutrition
               International Inc.+ ......     367,539      1,196,000
     41,530   Syratech Corp.+ ...........      10,383          2,076
      2,500   Valentino Fashion
               Group SpA+ ...............      14,422         77,680
     10,000   Water Pik
               Technologies Inc.+ .......      85,276        277,100
                                         ------------   ------------
                                              904,938      1,935,516
                                         ------------   ------------
              CONSUMER SERVICES -- 0.0%
      1,000   Collectors Universe Inc.+ .       3,530         13,990
                                         ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 6.5%
     20,000   Ampco-Pittsburgh Corp. ....     310,159        400,000
    101,500   Harbor Global Co. Ltd.+ ...     504,865        913,500
     63,000   Katy Industries Inc.+ .....     302,369        226,170
        500   Lamson & Sessions Co.+ ....       2,475         13,915
      2,000   Lindsay Manufacturing Co. .      39,765         54,180
        500   Oregon Steel Mills Inc.+ ..       4,276         25,585
     30,000   Pinguely-Haulotte .........     160,623        908,893
     11,750   RWC Inc.+ .................     281,315         22,031
     35,000   Tech/Ops Sevcon Inc. ......     205,347        224,000
     24,500   WHX Corp.+ ................     326,268        248,675
                                         ------------   ------------
                                            2,137,462      3,036,949
                                         ------------   ------------

                 See accompanying notes to financial statements.

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           MARKET
    SHARES                                    COST          VALUE
    ------                                    ----          -----
              COMMON STOCKS (CONTINUED)
              EDUCATIONAL SERVICES -- 1.0%
     29,000   Concorde Career
               Colleges Inc.+ ...........$    569,099   $    478,500
                                         ------------   ------------
              ELECTRONICS -- 3.4%
      7,000   California Micro
               Devices Corp.+ ...........      42,015         55,370
     25,000   CTS Corp. .................     201,432        334,500
      1,000   Fargo Electronics+ ........       5,641         16,910
     11,500   George Risk
               Industries Inc. ..........      52,760         94,013
    142,500   IntriCon Corp.+ ...........     446,708        996,075
     20,000   SIRIT Inc.+ ...............      11,714          5,651
      5,000   Zoran Corp.+ ..............      32,186        109,400
                                         ------------   ------------
                                              792,456      1,611,919
                                         ------------   ------------
              ENERGY AND UTILITIES: ELECTRIC -- 0.5%
        800   British Energy
               Group plc+ ...............       4,271          9,035
      1,500   Green Mountain
               Power Corp. ..............      32,356         43,335
      7,000   Unitil Corp. ..............     172,585        182,770
                                         ------------   ------------
                                              209,212        235,140
                                         ------------   ------------
              ENERGY AND UTILITIES: INTEGRATED -- 2.2%
     25,000   Aquila Inc.+ ..............      71,600         99,750
     34,950   Florida Public
               Utilities Co. ............     318,064        494,542
      9,000   MGE Energy Inc. ...........     285,435        298,620
        800   Pardee Resources
               Co. Inc. .................      72,100        128,400
     95,200   Progress Energy
               Inc., CVO+ ...............      10,472         31,416
                                         ------------   ------------
                                              757,671      1,052,728
                                         ------------   ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 2.5%
      4,500   Cascade Natural
               Gas Corp. ................      92,753         88,650
     11,000   Chesapeake Utilities
               Corp. ....................     249,646        343,640
     16,000   Corning Natural
               Gas Corp.+ ...............     247,211        224,000
     31,200   PetroCorp Escrow
               Shares+ (a) ..............           0          1,872
      2,500   Petroleum
               Development Corp.+ .......      54,647        113,400
     16,000   RGC Resources Inc. ........     343,134        408,800
      2,100   U.S. Energy Corp.+ ........      14,476         15,120
                                         ------------   ------------
                                            1,001,867      1,195,482
                                         ------------   ------------
              ENERGY AND UTILITIES: SERVICES -- 2.7%
        950   Covanta Holding Corp.+ ....       3,996         15,837
      1,000   KFx Inc.+ .................       7,920         18,200
     42,750   RPC Inc. ..................     259,619        976,837
     16,000   Stolt Offshore SA, ADR+ ...      51,709        247,840
                                         ------------   ------------
                                              323,244      1,258,714
                                         ------------   ------------
              ENERGY AND UTILITIES: WATER -- 1.6%
      3,000   Artesian Resources Corp.,
               Cl. A ....................      48,062        100,200
      1,500   BIW Ltd. ..................      27,266         29,295
      2,500   California Water
               Service Group ............      55,553        112,625
      2,000   Consolidated Water
               Co. Ltd. .................       7,500         48,980
      7,700   Middlesex Water Co. .......     131,488        145,838
     11,000   SJW Corp. .................     130,473        295,350
                                         ------------   ------------
                                              400,342        732,288
                                         ------------   ------------

                                                           MARKET
    SHARES                                    COST          VALUE
    ------                                    ----          -----
              ENTERTAINMENT -- 2.2%
     12,500   Canterbury Park
               Holding Corp. ............$    129,392   $    170,000
      1,802   Chestnut Hill
               Ventures+ (a) ............      67,956         38,701
     30,000   Dover Motorsports Inc. ....     146,431        164,700
     27,000   Jetix Europe NV+ ..........     159,843        595,507
      2,500   LodgeNet
               Entertainment Corp.+ .....      27,500         38,950
      5,000   Triple Crown Media Inc.+ ..      46,663         29,500
                                         ------------   ------------
                                              577,785      1,037,358
                                         ------------   ------------
              EQUIPMENT AND SUPPLIES -- 6.6%
    174,000   Baldwin Technology Co.
               Inc., Cl. A+ .............     332,140      1,084,020
     15,000   Capstone Turbine Corp.+ ...      27,450         54,600
     23,000   Cherokee
               International Corp.+ .....     108,327        117,300
     18,000   Core Molding
               Technologies Inc.+ .......      53,893        100,800
      4,800   Eastern Co. ...............      74,890        100,560
     25,000   Fedders Corp. .............     132,266         38,000
      1,000   Genoil Inc.+ ..............         225          1,190
     11,200   Gerber Scientific Inc.+ ...      41,595        115,808
     10,000   Gildemeister AG+ ..........      75,736         87,860
      5,000   GrafTech International
               Ltd.+ ....................      30,000         30,500
     21,000   L.S. Starrett Co., Cl. A ..     339,639        299,670
     28,000   Maezawa Kyuso
               Industries Co. Ltd. ......     151,579        473,883
      7,500   Mine Safety
               Appliances Co. ...........     227,906        315,000
     13,900   SL Industries Inc.+ .......      88,117        229,350
      1,000   SRS Labs Inc.+ ............       5,500          6,020
        800   Watts Water Technologies
               Inc., Cl. A ..............      12,236         29,072
                                         ------------   ------------
                                            1,701,499      3,083,633
                                         ------------   ------------
              FINANCIAL SERVICES -- 13.7%
      3,000   Bancshares of
               Florida Inc.+ ............      42,938         65,893
     15,500   Berkshire Bancorp Inc. ....     199,016        257,455
     11,000   Crazy Woman Creek
               Bancorp Inc. .............     143,391        182,875
    477,000   Epoch Holding Corp.+ ......     707,426      2,289,600
      6,000   Fidelity Southern Corp. ...      53,378        106,800
     35,000   Flushing Financial Corp. ..     526,408        611,100
     31,250   Fulton Financial Corp. ....     204,658        537,500
         10   Guaranty Corp., Cl. A+ ....     137,500        156,500
     70,000   Ladenburg Thalmann
               Financial Services Inc.+ .      50,558        100,800
        500   Magyar Bancorp Inc.+ ......       5,275          6,010
      3,000   Northrim BanCorp Inc. .....      60,970         72,000
      6,790   Parish National Corp.+ ....     255,328        393,820
      9,167   Patriot National
               Bancorp Inc. .............     141,747        221,154
      2,500   PennFed Financial
               Services Inc. ............      42,628         47,925
     11,500   Seacoast Banking Corp.
               of Florida ...............     222,420        334,765
        116   Sunwest Bank+ .............     322,721        426,300
     15,000   SWS Group Inc. ............     274,802        392,250
     15,700   Synergy Financial
               Group Inc. ...............     160,223        227,964
        500   TIB Financial Corp. .......       7,780         15,038
                                         ------------   ------------
                                            3,559,167      6,445,749
                                         ------------   ------------

                 See accompanying notes to financial statements.

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           MARKET
    SHARES                                    COST          VALUE
    ------                                    ----          -----
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 2.2%
      6,000   Boston Beer Co. Inc.,
               Cl. A+ ...................$    107,160   $    156,060
      4,000   Genesee Corp., Cl. A+ .....      13,980          6,520
     30,100   Genesee Corp., Cl. B+ .....      55,564         47,709
      2,000   J & J Snack Foods Corp. ...      28,830         67,180
     11,000   Lifeway Foods Inc.+ .......      78,614        134,766
     35,000   MGP Ingredients Inc. ......     168,688        567,000
      1,000   Poore Brothers Inc.+ ......       2,660          2,800
      7,500   Scheid Vineyards Inc.,
               Cl. A+ ...................      42,420         49,875
        100   Willamette Valley
               Vineyards Inc.+ ..........         400            651
                                         ------------   ------------
                                              498,316      1,032,561
                                         ------------   ------------
              HEALTH CARE -- 11.5%
     30,000   AFP Imaging Corp.+ ........      65,459         61,500
     16,500   Arkopharma ................     236,371        265,942
     62,000   BioLase Technology Inc. ...     733,882        592,100
      2,800   Biosite Inc.+ .............      84,132        145,404
     14,600   Boiron SA .................     238,258        306,091
      7,000   Bruker BioSciences
               Corp.+ ...................      27,970         37,800
     44,000   Cholestech Corp.+ .........     339,114        573,320
     98,000   Del Global
               Technologies Corp.+ ......     210,765        388,080
      5,000   DexCom Inc.+ ..............      93,086        101,350
      1,000   Escalon Medical Corp.+ ....       4,920          4,660
     15,279   Exactech Inc.+ ............     235,527        213,600
      1,800   ICU Medical Inc.+ .........      54,362         65,142
     52,000   Lifecore
               Biomedical Inc.+ .........     412,997        608,400
     17,000   Neogen Corp.+ .............     193,951        416,500
      2,500   NMT Medical Inc.+ .........       7,858         40,450
     11,000   NWH Inc. ..................     203,610        153,340
      1,500   Orthofix
               International NV+ ........      40,805         59,730
     35,000   Quidel Corp.+ .............     154,020        450,450
     38,000   Regeneration
               Technologies Inc.+ .......     340,556        296,780
      1,000   Schick Technologies
               Inc.+ ....................      19,500         49,900
     77,000   Sonic Innovations Inc.+ ...     386,033        385,000
      2,000   Tutogen Medical Inc.+ .....      10,180         10,000
      1,500   United-Guardian Inc. ......      14,010         14,700
      5,000   Young Innovations Inc. ....     135,279        182,600
                                         ------------   ------------
                                            4,242,645      5,422,839
                                         ------------   ------------
              HOTELS AND GAMING -- 0.3%
      1,000   Cloverleaf Kennel Club,
               Cl. A+ ...................       3,250          3,050
      4,000   Dover Downs Gaming &
               Entertainment Inc. .......      37,310         87,080
         29   Fair Grounds Corp.+ (a) ...     177,460          8,033
      2,000   Florida Gaming Corp.+ .....       6,950         30,000
                                         ------------   ------------
                                              224,970        128,163
                                         ------------   ------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 7.6%
     88,000   Cavalier Homes Inc.+ ......     487,003        616,000
     10,000   Cavco Industries Inc.+ ....     185,699        485,900
     11,000   Nobility Homes Inc. .......     173,067        272,360
     16,000   Palm Harbor
               Homes Inc.+ ..............     325,687        342,880
     29,000   Skyline Corp. .............     981,194      1,200,020
    107,000   Southern Energy
               Homes Inc.+ ..............     407,370        637,720
                                         ------------   ------------
                                            2,560,020      3,554,880
                                         ------------   ------------

                                                           MARKET
    SHARES                                    COST          VALUE
    ------                                    ----          -----
              METALS AND MINING -- 0.0%
    615,000   Royal Oak Mines Inc.+ .....$      2,314   $      4,305
                                         ------------   ------------
              PAPER AND FOREST PRODUCTS -- 0.5%
        300   Keweenaw Land
               Association Ltd. .........      46,200         37,312
     15,000   Packaging Dynamics Corp. ..     111,035        207,750
                                         ------------   ------------
                                              157,235        245,062
                                         ------------   ------------
              PUBLISHING -- 1.3%
    100,000   PRIMEDIA Inc.+ ............     190,965        207,000
     13,000   Thomas Nelson Inc. ........     139,221        380,250
                                         ------------   ------------
                                              330,186        587,250
                                         ------------   ------------
              REAL ESTATE -- 2.6%
      4,300   Biloxi Marsh Lands Corp. ..      77,537        169,850
      5,000   Capital Properties
               Inc., Cl. A ..............      73,300        155,000
         50   Case Pomeroy & Co.
               Inc., Cl. A ..............      58,825         82,750
         50   Case Pomeroy & Co.
               Inc., Cl. B ..............      58,825         82,750
      4,900   CKX Lands Inc. ............      37,800         64,827
     15,829   Griffin Land &
               Nurseries Inc.+ ..........     315,356        490,699
      3,200   Gyrodyne Company of
               America Inc.+ ............      56,549        144,000
        400   Holobeam Inc.+ ............      15,500         17,200
      2,508   Royalty LLC+ (a) ..........           0              0
                                         ------------   ------------
                                              693,692      1,207,076
                                         ------------   ------------
              RESTAURANTS -- 0.6%
     24,000   Nathan's Famous Inc.+ .....     164,957        294,900
                                         ------------   ------------
              RETAIL -- 0.8%
      2,200   Bowlin Travel
               Centers Inc.+ ............       3,750          3,520
     24,000   CoolBrands
               International Inc.+ ......      56,139         53,431
      1,000   Cost-U-Less Inc.+ .........       7,022          7,850
      1,000   Gander Mountain Co.+ ......      13,345          9,420
     12,000   Movado Group Inc. .........     171,186        276,960
      8,000   Sport Supply
               Group Inc.+ ..............      10,250         41,400
                                         ------------   ------------
                                              261,692        392,581
                                         ------------   ------------
              SPECIALTY CHEMICALS -- 2.0%
    267,226   General Chemical
               Group Inc.+ ..............      59,859          5,612
     30,000   Hawkins Inc. ..............     380,688        422,100
      1,000   KMG Chemicals Inc. ........       3,270          8,570
     14,000   Material Sciences Corp.+ ..     176,010        169,120
     57,000   Omnova Solutions Inc.+ ....     315,576        348,840
                                         ------------   ------------
                                              935,403        954,242
                                         ------------   ------------
              TELECOMMUNICATIONS -- 3.3%
      1,000   Ambient Corp.+ ............         280            205
     25,896   D&E Communications Inc. ...     290,401        291,071
     13,000   HickoryTech Corp. .........     154,118        109,590
         80   Horizon Telecom Inc.,
               Cl. A ....................       9,250          8,360
        339   Horizon Telecom Inc.,
               Cl. B ....................      39,073         29,832
      1,500   Lexcom Inc., Cl. B ........      86,355         54,225
     20,000   New Ulm Telecom Inc. ......     198,220        325,000
      2,305   NTL Inc.+ .................      31,540         67,099
     10,000   PNV Inc.+ .................           3             25

                 See accompanying notes to financial statements.

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           MARKET
    SHARES                                    COST          VALUE
    ------                                    ----          -----
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
        300   Preformed Line
               Products Co. .............$     13,941   $     10,176
      6,200   Shenandoah
               Telecommunications Co. ...      97,036        278,938
     20,000   Stratos
               International Inc.+ ......      81,837        161,800
        500   SureWest Communications ...      13,332         12,060
     45,000   Sycamore Networks Inc.+ ...     147,494        211,500
                                         ------------   ------------
                                            1,162,880      1,559,881
                                         ------------   ------------
              TRANSPORTATION -- 0.1%
      2,500   Providence & Worcester
               Railroad Co. .............      36,934         40,625
                                         ------------   ------------
              WIRELESS COMMUNICATIONS -- 0.3%
      9,000   Rural Cellular Corp.,
               Cl. A+ ...................       7,830        132,390
                                         ------------   ------------
              TOTAL COMMON STOCKS .......  31,800,101     45,346,422
                                         ------------   ------------

              PREFERRED STOCKS -- 1.4%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.4%
     21,000   Jungheinrich AG Pfd. ......     170,462        667,273
                                         ------------   ------------

              CONVERTIBLE PREFERRED STOCKS -- 0.4%
              BUSINESS SERVICES -- 0.3%
      3,745   Interep National Radio Sales Inc.,
               4.000% Cv. Pfd.,
               Ser. A+ (a)(b)(c) ........     360,483        131,070
                                         ------------   ------------
              FOOD AND BEVERAGE -- 0.1%
      4,000   Seneca Foods Corp., Cv. Pfd.
               Ser. 2003+ ...............      61,000         64,000
                                         ------------   ------------
              TOTAL CONVERTIBLE
               PREFERRED STOCKS .........     421,483        195,070
                                         ------------   ------------
              WARRANTS -- 0.0%
              BUSINESS SERVICES -- 0.0%
      1,666   Avalon Digital Marketing
               Systems Inc., expire
               11/11/11+ (a)(c) .........           0              0
     37,500   Interep National Radio
               Sales Inc., expire
               05/06/07+ (a)(b)(c) ......           0              0
                                         ------------   ------------
                                                    0              0
                                         ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
      3,780   WHX Corp., expire
               02/28/08+ ................      11,721          3,969
                                         ------------   ------------
              ENERGY AND UTILITIES: ELECTRIC -- 0.0%
      1,680   British Energy Group plc,
               expire 01/14/09+ .........       5,488         15,849
                                         ------------   ------------
              TOTAL WARRANTS ............      17,209         19,818
                                         ------------   ------------

  PRINCIPAL                                                MARKET
   AMOUNT                                     COST          VALUE
   -------                                    ----          -----
              U.S. GOVERNMENT OBLIGATIONS -- 1.1%
   $509,000   U.S. Treasury Bills,
               4.655% to 4.676%++,
               04/20/06 to 04/27/06 .....$    507,594   $    507,594
                                         ------------   ------------
              TOTAL
               INVESTMENTS -- 99.5% .....$ 32,916,849     46,736,177
                                         ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 0.5% ...............     224,975
                                                        ------------
              NET ASSETS -- 100.0% .....................$ 46,961,152
                                                        ============
   --------------
  (a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2006, the market value of fair valued securities amounted to $279,936 or 0.60% of total net assets.
  (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the market value of Rule 144A securities amounted to $131,070 or 0.28% of total net assets.
  (c) At March 31, 2006, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:

                                                                      03/31/06
                                                                      CARRYING
ACQUISITION                              ACQUISITION   ACQUISITION     VALUE
  SHARES    ISSUER                          DATE          COST        PER UNIT
 --------   ------                       -----------  -----------     --------
   1,666    Avalon Digital Marketing
             Systems Inc. Warrants
             expire 11/11/11 ............. 04/03/00            --           --
   3,745    Interep National Radio
             Sales Inc., 4.000%
             Cv. Pfd., Ser. A ............ 05/03/02      $360,483     $34.9987
  37,500    Interep National Radio Sales Inc.
             Warrants expire 05/06/07 .... 05/03/02            --           --

  +   Non-income producing security.
  ++  Represents annualized yield at date of purchase.
  ADR American Depository Receipt
  CVO Contingent Value Obligation


                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                           EQUITY         BALANCED      INTERMEDIATE    SMALLCAP       INCOME        MIGHTY
                                            FUND            FUND          BOND FUND    EQUITY FUND      FUND      MITES(SM) FUND
                                         ------------    ------------    -----------   -----------   -----------  --------------
ASSETS:
   Investments, at value (cost $154,477,467,
      $135,708,099, $10,721,968,
      $8,194,889, $12,890,185, and
      $32,916,849, respectively) ........$185,259,054   $149,216,209    $10,586,626   $10,106,265   $13,146,569    $46,736,177
   Cash .................................   3,302,965      1,237,470        143,651       231,860       290,989             --
   Receivable for investments sold ......   3,200,600      2,250,358             --       321,035       772,913        409,082
   Receivable for Fund shares sold ......      71,019         47,031          1,083         2,330           240             --
   Dividends and interest receivable ....     200,998        613,999        105,172        22,620        53,058         38,013
   Receivable from Adviser ..............          --             --             72            --            --             --
   Other assets .........................       5,956          5,180          1,260         1,217         1,387          2,240
                                         ------------   ------------    -----------   -----------   -----------    -----------
   TOTAL ASSETS ......................... 192,040,592    153,370,247     10,837,864    10,685,327    14,265,156     47,185,512
                                         ------------   ------------    -----------   -----------   -----------    -----------
LIABILITIES:
   Dividends payable ....................          --             --         35,694            --            --             --
   Payable for Fund shares redeemed .....     125,909        201,241             --            --        69,341         12,887
   Payable for investments purchased ....   3,704,292      1,649,084             --            --       349,860         73,081
   Payable for investment advisory fees .     168,035        102,361             --         5,414         7,077         41,393
   Payable for distribution fees ........      42,780         36,060          2,720         2,528         3,309         10,868
   Payable for shareholder services fees       24,242         18,689          3,851         2,990         4,350         32,163
   Payable to custodian .................          --             --             --            --            --         24,787
   Other accrued expenses ...............      97,280         58,847         26,433        24,511        21,063         29,181
                                         ------------   ------------    -----------   -----------   -----------    -----------
   TOTAL LIABILITIES ....................   4,162,538      2,066,282         68,698        35,443       455,000        224,360
                                         ------------   ------------    -----------   -----------   -----------    -----------
   NET ASSETS ...........................$187,878,054   $151,303,965    $10,769,166   $10,649,884   $13,810,156    $46,961,152
                                         ============   ============    ===========   ===========   ===========    ===========
NET ASSETS CONSIST OF:
   Shares of beneficial interest,
     each class at $0.001 par value .....$     15,760   $     12,154    $     1,007   $       818   $     1,152    $     2,949
   Additional paid-in capital ........... 144,376,439    126,225,830     10,922,791    17,444,082    11,246,775     31,663,345
   Accumulated (distributions in
     excess of) net investment
     income .............................     225,031        160,698           (428)       71,333        (8,791)      (145,558)
   Accumulated net realized gain (loss)
     on investments and foreign
     currency transactions ..............  12,479,237     11,397,173        (18,862)   (8,777,725)    2,314,636      1,621,059
   Net unrealized appreciation
     (depreciation) on investments
     and foreign currency
     translations .......................  30,781,587     13,508,110       (135,342)    1,911,376       256,384     13,819,357
                                         ------------   ------------    -----------   -----------   -----------    -----------
   NET ASSETS ...........................$187,878,054   $151,303,965    $10,769,166   $10,649,884   $13,810,156    $46,961,152
                                         ============   ============    ===========   ===========   ===========    ===========
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Net assets ...........................$184,958,684   $144,910,892    $10,222,408   $10,105,961   $13,698,040    $46,143,352
                                         ============   ============    ===========   ===========   ===========    ===========
   Shares of beneficial interest
     outstanding; unlimited number
     of shares authorized ...............  15,513,709     11,640,810        955,647       775,654     1,142,452      2,895,535
                                           ==========     ==========        =======       =======     =========      =========
   NET ASSET VALUE, offering and
     redemption price per share .........      $11.92         $12.45        $10.70         $13.03        $11.99         $15.94
                                               ======         ======        ======         ======        ======         ======
   CLASS A:
   Net assets ...........................  $2,652,295     $5,258,610       $173,400      $304,271       $94,172        $45,162
                                           ==========     ==========       ========      ========       =======        =======
   Shares of beneficial interest
     outstanding; unlimited
     number of shares authorized ........     223,185        422,254         16,218        23,463         7,688          2,844
                                              =======        =======         ======        ======         =====          =====
   NET ASSET VALUE and redemption
     price per share ....................      $11.88         $12.45         $10.69        $12.97        $12.25         $15.88
                                               ======         ======         ======        ======        ======         ======
   Maximum offering price per share
     (NAV / .96, based on maximum
     sales charge of 4.00% of
     the offering price) ................      $12.38         $12.97         $11.14        $13.51        $12.76         $16.54
                                               ======         ======         ======        ======        ======         ======
   CLASS B:
   Net assets ...........................     $30,472       $146,563       $373,258       $11,532        $2,079       $461,954
                                              =======       ========       ========       =======        ======       ========
   Shares of beneficial interest
     outstanding; unlimited number
     of shares authorized ...............     2,587.7         11,738         34,906         917.5           168         29,965
                                              =======         ======         ======         =====           ===         ======
   NET ASSET VALUE and offering
     price per share ....................      $11.78(a)      $12.49(a)      $10.69(a)     $12.57(a)     $12.38(a)      $15.42(a)
                                               ======         ======         ======        ======        ======         ======
   CLASS C:
   Net assets ...........................    $236,603       $987,900        $100.15      $228,120       $15,865       $310,684
                                             ========       ========        =======      ========       =======       ========
   Shares of beneficial interest
     outstanding; unlimited number
     of shares authorized ...............      20,095         79,028           9.63        18,242         1,240         20,250
                                               ======         ======           ====        ======         =====         ======
   NET ASSET VALUE and offering
     price per share ....................      $11.77(a)      $12.50(a)      $10.40(a)     $12.51(a)     $12.79(a)      $15.34(a)
                                               ======         ======         ======        ======        ======         ======

--------------
(a) Redemption price varies based on length of time held.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                           EQUITY         BALANCED    INTERMEDIATE    SMALLCAP       INCOME        MIGHTY
                                            FUND            FUND        BOND FUND    EQUITY FUND      FUND      MITES(SM) FUND
                                         ------------    ------------ ------------   -----------   -----------  --------------
INVESTMENT INCOME:
   Dividends (net of foreign taxes of
     $0, $0, $0, $0, $0, and
     $901, respectively) ................ $ 1,994,695    $ 1,070,719   $      --     $  144,163    $   229,791     $  231,178
   Interest .............................      24,631      1,169,883     242,794             --         19,895          3,692
                                          -----------    -----------   ---------     ----------    -----------     ----------
   TOTAL INVESTMENT INCOME ..............   2,019,326      2,240,602     242,794        144,163        249,686        234,870
                                          -----------    -----------   ---------     ----------    -----------     ----------
EXPENSES:
   Investment advisory fees .............     915,192        574,812      32,671         48,095         74,183        231,128
   Distribution fees -- Class AAA .......     224,926        183,282      12,925         11,632         18,382         56,762
   Distribution fees -- Class A .........       7,176         13,740         229            491            230            106
   Distribution fees -- Class B .........         152            706       2,100             52             10          2,194
   Distribution fees -- Class C .........         963          4,818           1            532             78          1,530
   Legal and audit fees .................      61,080         53,715       9,550          8,936         11,814         19,270
   Custodian fees .......................      38,064         28,076       6,389          8,886         10,220         12,115
   Shareholder services fees ............      83,422         63,093       6,938          6,419          8,084         27,356
   Registration fees ....................      25,420         25,956      21,182         20,198         25,051         12,699
   Shareholder communications expenses ..      32,594         18,013       1,452          2,178          3,144         10,326
   Trustees' fees .......................       5,276          4,445         314            265            455          1,363
   Interest expense .....................          --             --          --             --             --          5,627
   Miscellaneous expenses ...............      31,298         31,034       3,152          2,050          3,436          7,111
                                          -----------    -----------   ---------     ----------    -----------     ----------
   TOTAL EXPENSES .......................   1,425,563      1,001,690      96,903        109,734        155,087        387,587
                                          -----------    -----------   ---------     ----------    -----------     ----------
   LESS:
     Expense reimbursements (see Note 3)           --             --     (36,947)       (28,657)       (33,969)            --
     Custodian fee credits ..............     (37,153)       (27,685)     (3,865)        (8,247)        (9,818)            --
                                          -----------    -----------   ---------     ----------    -----------     ----------
     TOTAL REIMBURSEMENTS AND CREDITS ...     (37,153)       (27,685)    (40,812)       (36,904)       (43,787)            --
                                          -----------    -----------   ---------     ----------    -----------     ----------
   TOTAL NET EXPENSES ...................   1,388,410        974,005      56,091         72,830        111,300        387,587
                                          -----------    -----------   ---------     ----------    -----------     ----------
   NET INVESTMENT INCOME (LOSS) .........     630,916      1,266,597     186,703         71,333        138,386       (152,717)
                                          -----------    -----------   ---------     ----------    -----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain (loss) on
     investments and foreign
     currency transactions ..............  16,999,708     12,027,478      (1,621)       551,672      2,616,964      2,391,731
   Net change in unrealized appreciation/
     depreciation on investments
     and foreign currency translations ..  (3,353,602)    (5,066,538)   (218,257)       821,793     (2,687,427)     1,452,153
                                          -----------    -----------   ---------     ----------    -----------     ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS AND
     FOREIGN CURRENCY ...................  13,646,106      6,960,940    (219,878)     1,373,465        (70,463)     3,843,884
                                          -----------    -----------   ---------     ----------    -----------     ----------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS ......................... $14,277,022    $ 8,227,537   $ (33,175)    $1,444,798    $    67,923     $3,691,167
                                          ===========    ===========   =========     ==========    ===========     ==========

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        EQUITY FUND                     BALANCED FUND
                                              ------------------------------   -------------------------------
                                                FOR THE SIX       FOR THE        FOR THE SIX        FOR THE
                                               MONTHS ENDED     YEAR ENDED      MONTHS ENDED      YEAR ENDED
                                              MARCH 31, 2006   SEPTEMBER 30,   MARCH 31, 2006    SEPTEMBER 30,
                                                (UNAUDITED)        2005          (UNAUDITED)         2005
                                              --------------   -------------   --------------    -------------
OPERATIONS:
   Net investment income ..................   $     630,916    $   1,224,537    $   1,266,597    $   2,443,138
   Net realized gain on investments .......      16,999,708       25,102,359       12,027,478       13,147,368
   Net change in unrealized appreciation/
     depreciation on investments ..........      (3,353,602)       6,163,758       (5,066,538)       2,236,304
                                              -------------    -------------    -------------    -------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ......................      14,277,022       32,490,654        8,227,537       17,826,810
                                              -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class AAA ............................        (782,257)      (1,760,755)      (1,200,028)      (2,246,908)
     Class A ..............................         (14,014)          (8,953)         (33,690)         (61,410)
     Class B ..............................             (77)              --             (454)            (446)
     Class C ..............................            (619)            (502)          (2,980)          (3,121)
                                              -------------    -------------    -------------    -------------
                                                   (796,967)      (1,770,210)      (1,237,152)      (2,311,885)
                                              -------------    -------------    -------------    -------------
   Net realized gain on investments
     Class AAA ............................              --               --       (9,760,439)              --
     Class A ..............................              --               --         (364,172)              --
     Class B ..............................              --               --           (9,202)              --
     Class C ..............................              --               --          (61,573)              --
                                              -------------    -------------    -------------    -------------
                                                         --               --      (10,195,386)              --
                                              -------------    -------------    -------------    -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....        (796,967)      (1,770,210)     (11,432,538)      (2,311,885)
                                              -------------    -------------    -------------    -------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
     Class AAA ............................      18,833,770       26,510,381       14,750,789       27,058,840
     Class A ..............................       1,532,666          302,826          399,487          687,831
     Class B ..............................              --               --            3,171               --
     Class C ..............................         128,470            2,979           89,959          218,960
                                              -------------    -------------    -------------    -------------
                                                 20,494,906       26,816,186       15,243,406       27,965,631
                                              -------------    -------------    -------------    -------------
   Proceeds from reinvestment of dividends
     Class AAA ............................         726,922        1,608,725       10,389,134        2,092,576
     Class A ..............................           9,432            8,446          359,767           51,281
     Class B ..............................              41               --            8,142              380
     Class C ..............................             619              502           52,080            2,172
                                              -------------    -------------    -------------    -------------
                                                    737,014        1,617,673       10,809,123        2,146,409
                                              -------------    -------------    -------------    -------------
   Cost of shares redeemed
     Class AAA ............................     (26,216,341)     (59,376,350)     (21,732,712)     (35,775,507)
     Class A ..............................      (1,400,361)      (1,815,288)      (1,041,952)        (984,117)
     Class B ..............................          (1,442)         (13,854)            (355)         (40,935)
     Class C ..............................         (56,257)         (31,680)        (118,415)        (188,945)
                                              -------------    -------------    -------------    -------------
                                                (27,674,401)     (61,237,172)     (22,893,434)     (36,989,504)
                                              -------------    -------------    -------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARES OF BENEFICIAL
    INTEREST TRANSACTIONS .................      (6,442,481)     (32,803,313)       3,159,095       (6,877,464)
                                              -------------    -------------    -------------    -------------
   REDEMPTION FEES ........................              --           (1,224)             (23)           5,163
                                              -------------    -------------    -------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS ..       7,037,574       (2,084,093)         (45,929)       8,642,624

NET ASSETS:
   Beginning of period ....................     180,840,480      182,924,573      151,349,894      142,707,270
                                              -------------    -------------    -------------    -------------
   End of period ..........................   $ 187,878,054    $ 180,840,480    $ 151,303,965    $ 151,349,894
                                              =============    =============    =============    =============
   Undistributed net investment income ....   $     225,031    $     391,082    $     160,698    $     131,253
                                              =============    =============    =============    =============

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                  INTERMEDIATE BOND FUND             SMALLCAP EQUITY FUND
                                              ------------------------------   -------------------------------
                                                FOR THE SIX       FOR THE        FOR THE SIX        FOR THE
                                               MONTHS ENDED     YEAR ENDED      MONTHS ENDED      YEAR ENDED
                                              MARCH 31, 2006   SEPTEMBER 30,   MARCH 31, 2006    SEPTEMBER 30,
                                                (UNAUDITED)        2005          (UNAUDITED)         2005
                                              --------------   -------------   --------------    -------------
OPERATIONS:
   Net investment income (loss) ...........   $    186,703    $    325,235    $     71,333    $    (10,082)
   Net realized gain (loss) on investments          (1,621)         15,973         551,672       1,981,152
   Net change in unrealized appreciation/
    depreciation on investments ...........       (218,257)       (154,585)        821,793         329,566
                                              ------------    ------------    ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ............        (33,175)        186,623       1,444,798       2,300,636
                                              ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class AAA ............................       (178,815)       (313,036)             --              --
     Class A ..............................         (2,210)         (2,268)             --              --
     Class B ..............................         (5,676)         (9,927)             --              --
     Class C ..............................             (2)             (4)             --              --
                                              ------------    ------------    ------------    ------------
                                                  (186,703)       (325,235)             --              --
                                              ------------    ------------    ------------    ------------
   Net realized gain on investments
     Class AAA ............................        (14,113)        (85,504)             --              --
     Class A ..............................           (241)           (644)             --              --
     Class B ..............................           (665)         (3,791)             --              --
     Class C ..............................             --              (1)             --              --
                                              ------------    ------------    ------------    ------------
                                                   (15,019)        (89,940)             --              --
                                              ------------    ------------    ------------    ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....       (201,722)       (415,175)             --              --
                                              ------------    ------------    ------------    ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
     Class AAA ............................      1,020,021       2,030,120       2,004,212       1,715,102
     Class A ..............................        155,537          31,409         140,376           4,704
     Class B ..............................        125,267           1,152              --              --
     Class C ..............................             --              --         204,589              --
                                              ------------    ------------    ------------    ------------
                                                 1,300,825       2,062,681       2,349,177       1,719,806
                                              ------------    ------------    ------------    ------------
   Proceeds from reinvestment of dividends
     Class AAA ............................        140,274         363,093              --              --
     Class A ..............................          1,805           2,841              --              --
     Class B ..............................          2,869           6,110              --              --
     Class C ..............................             --              --              --              --
                                              ------------    ------------    ------------    ------------
                                                   144,948         372,044              --              --
                                              ------------    ------------    ------------    ------------
   Cost of shares redeemed
     Class AAA ............................       (986,082)     (1,457,099)     (1,987,155)     (7,388,405)
     Class A ..............................        (38,806)        (50,245)             --         (39,558)
     Class B ..............................       (127,483)        (72,586)             --         (13,872)
     Class C ..............................             --              --              --         (10,985)
                                              ------------    ------------    ------------    ------------
                                                (1,152,371)     (1,579,930)     (1,987,155)     (7,452,820)
                                              ------------    ------------    ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARES OF BENEFICIAL
    INTEREST TRANSACTIONS .................        293,402         854,795         362,022      (5,733,014)
                                              ------------    ------------    ------------    ------------
   REDEMPTION FEES ........................             --             (78)             --            (155)
                                              ------------    ------------    ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS ..         58,505         626,165       1,806,820      (3,432,533)

NET ASSETS:
   Beginning of period ....................     10,710,661      10,084,496       8,843,064      12,275,597
                                              ------------    ------------    ------------    ------------
   End of period ..........................   $ 10,769,166    $ 10,710,661    $ 10,649,884    $  8,843,064
                                              ============    ============    ============    ============
   Undistributed net investment income ....             --              --    $     71,333              --
                                              ============    ============    ============    ============


                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                         INCOME FUND                 MIGHTY MITES(SM) FUND
                                              ------------------------------   -------------------------------
                                                FOR THE SIX       FOR THE        FOR THE SIX        FOR THE
                                               MONTHS ENDED     YEAR ENDED      MONTHS ENDED      YEAR ENDED
                                              MARCH 31, 2006   SEPTEMBER 30,   MARCH 31, 2006    SEPTEMBER 30,
                                                (UNAUDITED)        2005          (UNAUDITED)         2005
                                              --------------   -------------   --------------    -------------
OPERATIONS:
   Net investment income (loss) ...........   $    138,386    $    321,247    $   (152,717)   $    (71,577)
   Net realized gain on investments and
     foreign currency transactions ........      2,616,964       3,988,703       2,391,731       5,351,217
   Net change in unrealized appreciation/
     depreciation on investments and
     foreign currency translations ........     (2,687,427)       (504,578)      1,452,153       3,944,342
                                              ------------    ------------    ------------    ------------
   NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .............         67,923       3,805,372       3,691,167       9,223,982
                                              ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class AAA ............................       (154,470)       (312,053)             --              --
     Class A ..............................           (726)         (1,038)             --              --
     Class B ..............................             (7)            (10)             --              --
     Class C ..............................            (47)            (73)             --              --
                                              ------------    ------------    ------------    ------------
                                                  (155,250)       (313,174)             --              --
                                              ------------    ------------    ------------    ------------
   Net realized gain on investments
     Class AAA ............................     (4,124,003)       (885,319)     (5,443,979)     (4,019,285)
     Class A ..............................        (24,170)         (2,234)         (5,023)         (3,339)
     Class B ..............................           (544)            (87)        (53,095)        (34,684)
     Class C ..............................         (3,976)           (407)        (35,532)        (26,813)
                                              ------------    ------------    ------------    ------------
                                                (4,152,693)       (888,047)     (5,537,629)     (4,084,121)
                                              ------------    ------------    ------------    ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....     (4,307,943)     (1,201,221)     (5,537,629)     (4,084,121)
                                              ------------    ------------    ------------    ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
     Class AAA ............................      3,284,060       4,500,719       1,779,723       1,101,902
     Class A ..............................            144          80,304             576           1,152
     Class B ..............................             --              --              --              --
     Class C ..............................             --           8,018           2,900           1,200
                                              ------------    ------------    ------------    ------------
                                                 3,284,204       4,589,041       1,783,199       1,104,254
                                              ------------    ------------    ------------    ------------
   Proceeds from reinvestment of dividends
     Class AAA ............................      4,051,562       1,123,377       5,123,878       3,747,947
     Class A ..............................         24,853           3,262           5,005           3,328
     Class B ..............................            505              89          52,941          31,868
     Class C ..............................          3,978             471          35,514          26,802
                                              ------------    ------------    ------------    ------------
                                                 4,080,898       1,127,199       5,217,338       3,809,945
                                              ------------    ------------    ------------    ------------
   Cost of shares redeemed
     Class AAA ............................     (5,608,024)     (8,514,297)     (5,442,602)    (14,221,912)
     Class A ..............................             --          (3,263)             --          (6,629)
     Class B ..............................             --              --          (5,580)        (38,328)
     Class C ..............................             --              --         (43,008)        (40,914)
                                              ------------    ------------    ------------    ------------
                                                (5,608,024)     (8,517,560)     (5,491,190)    (14,307,783)
                                              ------------    ------------    ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARES OF BENEFICIAL
    INTEREST TRANSACTIONS .................      1,757,078      (2,801,320)      1,509,347      (9,393,584)
                                              ------------    ------------    ------------    ------------
   REDEMPTION FEES ........................             --           6,511              --              22
                                              ------------    ------------    ------------    ------------
   NET DECREASE IN NET ASSETS .............     (2,482,942)       (190,658)       (337,115)     (4,253,701)

NET ASSETS:
   Beginning of period ....................     16,293,098      16,483,756      47,298,267      51,551,968
                                              ------------    ------------    ------------    ------------
   End of period ..........................   $ 13,810,156    $ 16,293,098    $ 46,961,152    $ 47,298,267
                                              ============    ============    ============    ============
   Undistributed net investment income ....             --    $      8,073              --    $      7,159
                                              ============    ============    ============    ============

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Westwood Funds, formerly the Gabelli Westwood Funds, (the "Trust") was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the
"1940 Act"), as a diversified open-end management investment company and currently consists of six active separate investment portfolios: Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Income Fund, and Mighty Mites(SM) Fund (collectively, the "Funds"), each with four classes of shares outstanding known as the Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Prior to July 18, 2005, the Westwood Income Fund's name was Westwood Realty Fund. The investment objectives of each Fund are as follows:

Equity Fund seeks to provide capital appreciation. The Fund's secondary goal is to produce current income.

Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities.

Income Fund seeks to provide a high level of current income as well as long-term capital appreciation by investing primarily in income producing equity and fixed income securities.

Mighty Mites(SM) Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Advisers, Inc. (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

ACCOUNTING FOR REAL ESTATE INVESTMENT TRUSTS. The Funds (except for Intermediate Bond Fund and Mighty Mites(SM) Fund) own shares of Real Estate Investment Trusts ("REITS") which report information on the source of their distributions annually. Distributions received from REITS during the year which represent a return of capital are recorded as a reduction to the cost of the individual REIT and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest up to 5% (except for the SmallCap Equity Fund, Income Fund, and Mighty Mites(SM) Fund which may invest up to 15%) of its net assets in restricted securities issued under
Section 4(2) of the Securities Act of 1933 and up to 10% (except for the SmallCap Equity Fund, Income Fund, and Mighty Mites(SM) Fund which may invest up to 15%) of certain Rule 144A and other illiquid securities. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Rule 144A securities freely saleable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("SEC") may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Funds are informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, the Funds and then among the Classes of Shares. Such allocations are made on the basis of each Fund's and Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in a Fund's custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid annually for the Equity, SmallCap Equity, and Mighty Mites(SM) Funds, and quarterly for the Balanced and Income Funds. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds and the calculation of net investment income per share in the Financial Highlights excludes these adjustments. For the year ended September 30, 2005, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments to additional paid-in capital. These reclassifications related primarily to distributions from Real Estate Investment Trusts and net operating losses.

                                     PAID-IN     ACCUMULATED UNDISTRIBUTED       ACCUMULATED REALIZED
                                     CAPITAL    NET INVESTMENT INCOME (LOSS)  GAIN (LOSS) ON INVESTMENTS
                                     -------    ----------------------------  --------------------------
     Equity Fund ..................       --                  --                           --
     Balanced Fund ................       --                  --                           --
     Intermediate Bond Fund .......       --                  --                           --
     SmallCap Equity Fund ......... $(10,082)            $10,082                           --
     Income Fund ..................       --                  --                           --
     Mighty Mites(SM) Fund ........       --              52,552                     $(52,552)

The tax character of distributions paid during the year ended September 30, 2005 was ordinary income and long-term capital gains as follows:

                                                                      INTERMEDIATE   SMALLCAP                  MIGHTY
                                             EQUITY      BALANCED         BOND        EQUITY       INCOME     MITES(SM)
                                              FUND         FUND           FUND         FUND         FUND        FUND
                                           ----------   ----------      --------      -------    ----------   ----------
Ordinary income
  (inclusive of short-term
  capital gains) ......................... $1,770,210   $2,311,885      $326,226           --    $  313,174   $1,345,361
Net long-term capital gains ..............         --           --        88,949           --       888,047    2,738,760
                                           ----------   ----------      --------      -------    ----------   ----------
Total distributions paid ................. $1,770,210   $2,311,885      $415,175           --    $1,201,221   $4,084,121
                                           ==========   ==========      ========      =======    ==========   ==========

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds' net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At September 30, 2005, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax basis deferral of losses on wash sales. Additionally, Mighty Mites(SM) has a basis adjustment due to an investment in a publicly traded limited partnership.

As of September 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                                    INTERMEDIATE   SMALLCAP                   MIGHTY
                                            EQUITY      BALANCED        BOND        EQUITY       INCOME      MITES(SM)
                                             FUND         FUND          FUND         FUND         FUND         FUND
                                          ----------   ----------     --------      -------    ----------    ----------
Undistributed ordinary income ...........$   391,082  $   131,253     $11,088             --   $  255,787            --
Undistributed long-term capital gain ....         --    9,714,779       6,369             --    3,607,312   $ 4,991,966
Capital loss carryforward ............... (4,052,930)          --          --    $(9,321,962)          --            --
Unrealized appreciation/(depreciation) .. 33,667,649   18,424,950      65,711      1,082,148    2,939,150    12,151,430
Post-October currency losses ............         --           --          --             --           --        (2,076)
                                         -----------  -----------     -------    -----------   ----------   -----------
Total accumulated income/(loss) .........$30,005,801  $28,270,982     $83,168    $(8,239,814)  $6,802,249   $17,141,320
                                         ===========  ===========     =======    ===========   ==========   ===========

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The Equity Fund has capital loss carryforwards for Federal income tax purposes of $2,643,258 and $1,409,672 available through September 2011 and 2012, respectively. The SmallCap Equity Fund has capital loss carryforwards for Federal income tax purposes of $4,476,476 and $4,845,486 available through September 2010 and 2011, respectively. These loss carryforwards are available to reduce future required distributions of net capital gains to shareholders.

During the fiscal year ended September 30, 2005 the Equity Fund, Balanced Fund, and SmallCap Equity Fund utilized capital loss carryforwards of $24,706,242, $3,379,553, and $1,983,541, respectively.

Under the current tax law, capital losses related to securities realized after October 31 and prior to the Funds' fiscal year end may be treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2005, the Funds had no capital losses to defer.

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at March 31, 2006:

                                                                      INTERMEDIATE   SMALLCAP                  MIGHTY
                                             EQUITY       BALANCED        BOND        EQUITY      INCOME      MITES(SM)
                                              FUND          FUND          FUND         FUND        FUND         FUND
                                           ----------    ----------     --------      -------   ----------   ----------
Aggregate cost of investments ........... $154,930,289  $135,844,596  $10,721,968   $8,206,352  $12,893,904  $32,982,002
                                          ============  ============  ===========   ==========  ===========  ===========
Gross unrealized appreciation ........... $ 32,173,793  $ 15,098,439  $    68,028   $1,956,209  $   452,264  $16,763,112
Gross unrealized depreciation ...........   (1,845,028)   (1,726,826)    (203,370)     (56,296)    (199,599)  (3,008,937)
                                          ------------  ------------  -----------   ----------  -----------  -----------
Net unrealized
  appreciation/(depreciation) ........... $ 30,328,765  $ 13,371,613  $  (135,342)  $1,899,913  $   252,665  $13,754,175
                                          ============  ============  ===========   ==========  ===========  ===========

3. INVESTMENT ADVISORY AGREEMENTS. The Funds have entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Equity, SmallCap Equity, Income, and Mighty Mites(SM) Funds, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Funds' portfolios, oversees the administration of all aspects of the Funds' business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser. The Adviser contractually agreed to waive investment advisory fees and/or reimburse expenses to the Intermediate Bond, SmallCap Equity, and Income Funds in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement will continue until at least September 30, 2006. This reimbursement agreement ended on September 30, 2005 for the Mighty Mites(SM) Fund. For the six months ended March 31, 2006, the Adviser was entitled to fees of $915,192, $574,812, $32,671, $48,095, $74,183, and $231,128
for the Equity, Balanced, Intermediate Bond, SmallCap Equity, Income, and Mighty Mites(SM) Funds, respectively. For the six months ended March 31, 2006, the Adviser waived fees or reimbursed expenses in the amounts of $36,947, $28,657, and $33,969 for the Intermediate Bond, SmallCap Equity, and Income Funds, respectively.

The Intermediate Bond, SmallCap Equity, Income, and Mighty Mites(SM) Funds are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the applicable expense limitation for Class AAA of 1.00%, 1.50%, 1.50%, and 1.50%, respectively, and for Class A of 1.10%, 1.75%, 1.75%, and 1.75%, respectively, and for Class B and Class C of
1.75%, 2.25%, 2.25%, and 2.25%, respectively of average daily net assets, the annual limitation under the Advisory Agreement. As of March 31, 2006, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are $196,002, $189,422, $218,070, and $219,966 for the
Intermediate Bond, SmallCap Equity, Income, and Mighty Mites(SM) Funds, respectively.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The Funds, with the exception of the Mighty Mites(SM) Fund, have also entered into a sub-advisory agreement with Westwood Management Corp. (the "Sub-Adviser") whereby the Adviser pays the Sub-Adviser the greater of $150,000 per year on an aggregate basis for the Funds or a fee of 35% of net revenues to the Adviser from the Funds. For the six months ended March 31, 2006, the Adviser informed the Funds that it paid collectively to the Sub-Adviser fees of $405,926 for the Equity, Balanced, Intermediate Bond, SmallCap Equity, and Income Funds.

4. DISTRIBUTION PLAN. The Funds' Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Funds. Under the Class AAA, Class A, Class B, and
Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund at an annual rate of 0.35%), 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended March 31, 2006, other than short-term securities, are as follows:

                                                    PURCHASES          SALES         PURCHASES       SALES
                                                 (EXCLUDING U.S.  (EXCLUDING U.S.     OF U.S.       OF U.S.
                                                    GOVERNMENT       GOVERNMENT     GOVERNMENT     GOVERNMENT
                                                   SECURITIES)       SECURITIES)    SECURITIES     SECURITIES
                                                  -------------    -------------    ----------     ----------
            Equity Fund .......................... $70,560,608      $71,968,090             --             --
            Balanced Fund ........................  45,153,124       51,655,491     $9,177,483     $6,340,593
            Intermediate Bond Fund ...............          --          639,717      2,303,944        921,786
            SmallCap Equity Fund .................   4,145,385        3,813,772             --             --
            Income Fund ..........................  12,227,159       15,994,965      1,482,003             --
            Mighty Mites(SM) Fund ................     684,459        5,177,695             --             --

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2006, the Mighty Mites(SM) Fund paid brokerage commissions of $7,608 to Gabelli & Company. Additionally, Gabelli & Company informed the Trust that it received $6,667 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between each Fund and the Adviser. During the six months ended March 31, 2006, the Equity and Balanced Funds each reimbursed the Adviser $22,500 in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations. A reimbursement was not sought during the six months ended March 31, 2006 for the Income, Intermediate Bond, SmallCap Equity, and Mighty Mites(SM) Funds.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

7. SHARES OF BENEFICIAL INTEREST. The Funds currently offer four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

From August 1, 2004 to April 1, 2005, the Funds imposed a redemption fee on Class AAA, Class A, Class B, and Class C Shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase. Effective April 1, 2005, the redemption fee was eliminated for all Funds except Mighty Mites(SM) Fund, whose redemption fee was retained at 2.00% applicable to redemptions or exchanges within 7 days or less after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The Mighty Mites(SM) Fund did not retain any redemption fees during the six months ended March 31, 2006.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest were as follows:

                                           EQUITY FUND                   BALANCED FUND              INTERMEDIATE BOND FUND
                                 -----------------------------  ------------------------------- ------------------------------
                                 SIX MONTHS ENDED  YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED  YEAR ENDED
                                  MARCH 31, 2006  SEPTEMBER 30,   MARCH 31, 2006  SEPTEMBER 30,  MARCH 31, 2006  SEPTEMBER 30,
                                    (UNAUDITED)       2005         (UNAUDITED)         2005        (UNAUDITED)       2005
                                 ---------------- ------------  ----------------  ------------- ---------------  -------------
CLASS AAA
Shares sold .......................  1,648,469       2,614,599      1,187,241      2,242,945         94,089        183,882
Shares issued upon
  reinvestment of dividends .......     64,387         163,156        861,751        171,183         12,936         32,898
Shares redeemed ................... (2,302,407)     (5,914,467)    (1,754,161)    (2,955,568)       (90,805)      (131,846)
                                    ----------      ----------     ----------     ----------        -------       --------
  Net increase (decrease)
     in Class AAA shares ..........   (589,551)     (3,136,712)       294,831       (541,440)        16,220         84,934
                                    ==========      ==========     ==========     ==========        =======       ========
CLASS A
Shares sold .......................    138,779          29,818         32,352         57,114         14,342          2,852
Shares issued upon
   reinvestment of dividends ......        838             856         29,860          4,182            167            257
Shares redeemed ...................   (121,524)       (184,155)       (84,140)       (80,170)        (3,566)        (4,564)
                                    ----------      ----------     ----------     ----------        -------       --------
  Net increase (decrease)
    in Class A shares .............     18,093        (153,481)       (21,928)       (18,874)        10,943         (1,455)
                                    ==========      ==========     ==========     ==========        =======       ========
CLASS B
Shares sold .......................         --              --            258             --         11,543            104
Shares issued upon
   reinvestment of dividends ......          4              --            675             31            264            554
Shares redeemed ...................       (123)         (1,360)           (29)        (3,427)       (11,786)        (6,562)
                                    ----------      ----------     ----------     ----------        -------       --------
  Net increase (decrease)
    in Class B shares .............       (119)         (1,360)           904         (3,396)            21         (5,904)
                                    ==========      ==========     ==========     ==========        =======       ========
CLASS C
Shares sold .......................     11,287             278          7,344         18,332             --             --
Shares issued upon
  reinvestment of dividends .......         55              51          4,312            174             --             --
Shares redeemed ...................     (4,875)         (3,114)        (9,504)       (15,539)            --             --
                                    ----------      ----------     ----------     ----------        -------       --------
  Net increase (decrease)
    in Class C shares .............      6,467          (2,785)         2,152          2,967             --             --
                                    ==========      ==========     ==========     ==========        =======       ========

                                      SMALLCAP EQUITY FUND                INCOME FUND                 MIGHTY MITES(SM) FUND
                                 -----------------------------  -------------------------------- -----------------------------
CLASS AAA
Shares sold .......................    174,261         167,006        238,430        294,028        117,569         70,495
Shares issued upon
  reinvestment of dividends .......         --              --        350,218         74,389        350,949        247,063
Shares redeemed ...................   (169,382)       (728,768)      (425,413)      (555,553)      (352,511)      (909,141)
                                    ----------      ----------     ----------     ----------        -------       --------
  Net increase (decrease)
    in Class AAA shares ...........      4,879        (561,762)       163,235       (187,136)       116,007       (591,583)
                                    ==========      ==========     ==========     ==========        =======       ========
CLASS A
Shares sold .......................     11,825             427             10          5,237             36             74
Shares issued upon
   reinvestment of dividends ......         --              --          2,105            212            344            219
Shares redeemed ...................         --          (4,228)            --           (206)            --           (409)
                                    ----------      ----------     ----------     ----------        -------       --------
  Net increase (decrease)
    in Class A shares .............     11,825          (3,801)         2,115          5,243            380           (116)
                                    ==========      ==========     ==========     ==========        =======       ========
CLASS B
Shares sold .......................         --              --             --             --             --             --
Shares issued upon
   reinvestment of dividends ......         --              --             42              6          3,739          2,143
Shares redeemed ...................         --          (1,353)            --             --           (346)        (2,562)
                                    ----------      ----------     ----------     ----------        -------       --------
  Net increase (decrease)
    in Class B shares .............         --          (1,353)            42              6          3,393           (419)
                                    ==========      ==========     ==========     ==========        =======       ========
CLASS C
Shares sold .......................     18,232              --             --            533            194             79
Shares issued upon
   reinvestment of dividends ......         --              --            323             30          2,520          1,809
Shares redeemed ...................         --          (1,100)            --             --         (2,620)        (2,579)
                                    ----------      ----------     ----------     ----------        -------       --------
  Net increase (decrease)
    in Class C shares .............     18,232          (1,100)           323            563             94           (691)
                                    ==========      ==========     ==========     ==========        =======       ========

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

8. INDEMNIFICATIONS. The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. OTHER MATTERS. Affiliates of the Adviser have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, Gabelli Funds, LLC, an affiliate of the Adviser, was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from Gabelli Funds, LLC in connection with the actions of two of seven closed-end funds it manages relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003.
Gabelli Funds, LLC believes that all of the funds it advises are now in compliance. GAMCO Investors, Inc. believes that these matters would have no effect on the Funds or any material adverse effect on the Adviser or its ability to manage the Funds.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                OPERATING PERFORMANCE                       DISTRIBUTIONS TO SHAREHOLDERS
                 ---------------------------------------------------   --------------------------------------
                                               NET
                                            REALIZED
                 NET ASSET       NET           AND           TOTAL                    NET
                   VALUE,    INVESTMENT   UNREALIZED GAIN    FROM          NET      REALIZED
PERIOD ENDED     BEGINNING     INCOME        (LOSS) ON    INVESTMENT   INVESTMENT    GAIN ON       TOTAL
SEPTEMBER 30     OF PERIOD   (LOSS)(A)      INVESTMENTS   OPERATIONS     INCOME    INVESTMENTS  DISTRIBUTIONS
------------     ---------   ----------   --------------- ----------   ----------  -----------  -------------
EQUITY FUND
CLASS AAA
2006(c)           $11.08       $ 0.04         $ 0.85        $ 0.89       $(0.05)          --       $(0.05)
2005                9.32         0.07           1.79          1.86        (0.10)          --        (0.10)
2004                7.99         0.08           1.36          1.44        (0.11)          --        (0.11)
2003                7.02         0.09           0.96          1.05        (0.08)          --        (0.08)
2002                8.32         0.07          (1.32)        (1.25)       (0.05)          --        (0.05)
2001               11.12         0.04          (1.52)        (1.48)       (0.01)      $(1.31)       (1.32)
CLASS A
2006(c)           $11.05       $ 0.02         $ 0.85        $ 0.87       $(0.04)          --       $(0.04)
2005                9.28         0.06           1.75          1.81        (0.04)          --        (0.04)
2004                7.97         0.05           1.35          1.40        (0.09)          --        (0.09)
2003                6.99         0.07           0.97          1.04        (0.06)          --        (0.06)
2002                8.29         0.05          (1.32)        (1.27)       (0.03)          --        (0.03)
2001               11.10         0.02          (1.52)        (1.50)          --       $(1.31)       (1.31)
CLASS B
2006(c)           $10.96       $(0.00)(e)     $ 0.85        $ 0.85       $(0.03)          --       $(0.03)
2005                9.21        (0.00)(e)       1.75          1.75           --           --           --
2004                7.92         0.02           1.34          1.36        (0.07)          --        (0.07)
2003                6.97         0.04           0.95          0.99        (0.04)          --        (0.04)
2002                8.29         0.02          (1.32)        (1.30)       (0.02)          --        (0.02)
2001(f)             9.65        (0.01)         (1.35)        (1.36)          --           --           --
CLASS C
2006(c)           $10.97       $(0.01)        $ 0.84        $ 0.83       $(0.03)          --       $(0.03)
2005                9.24        (0.01)          1.77          1.76        (0.03)          --        (0.03)
2004                7.89         0.01           1.34          1.35           --           --           --
2003                6.98         0.04           0.96          1.00        (0.09)          --        (0.09)
2002                8.28         0.01          (1.31)        (1.30)          --           --           --
2001(g)            10.25        (0.01)         (1.96)        (1.97)          --           --           --

                                              RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                           ---------------------------------------------------------


                                 NET                NET ASSETS,
                             ASSET VALUE,             END OF        NET                    PORTFOLIO
PERIOD ENDED     REDEMPTION     END OF      TOTAL     PERIOD     INVESTMENT     OPERATING   TURNOVER
SEPTEMBER 30       FEES(A)      PERIOD     RETURN+  (IN 000'S)  INCOME (LOSS)  EXPENSES(B)    RATE
------------     -----------  ----------   -------  ----------  -------------  ----------- ---------
EQUITY FUND
CLASS AAA
2006(c)              --          $11.92       8.1%    $184,959     0.70%(d)      1.55%(d)      40%
2005             $(0.00)(e)       11.08      20.0      178,394     0.69          1.51          59
2004               0.00(e)         9.32      18.1      179,407     0.90          1.50          44
2003                 --            7.99      15.1      221,635     1.19          1.48          50
2002                 --            7.02     (15.1)     231,197     0.84          1.46          84
2001                 --            8.32     (14.9)     265,855     0.45          1.43          87
CLASS A
2006(c)              --          $11.88       7.9%    $  2,652     0.38%(d)      1.80%(d)      40%
2005             $(0.00)(e)       11.05      19.6        2,267     0.59          1.76          59
2004               0.00(e)         9.28      17.7        3,328     0.61          1.75          44
2003                 --            7.97      15.0        2,923     0.94          1.73          50
2002                 --            6.99     (15.4)       1,808     0.59          1.71          84
2001                 --            8.29     (15.1)       2,096     0.20          1.68          87
CLASS B
2006(c)              --          $11.78       7.8%    $     30    (0.05)%(d)     2.30%(d)      40%
2005             $(0.00)(e)       10.96      19.0           30    (0.01)         2.26          59
2004               0.00(e)         9.21      17.2           38     0.21          2.25          44
2003                 --            7.92      14.3           74     0.44          2.23          50
2002                 --            6.97     (15.7)          53     0.09          2.21          84
2001(f)              --            8.29     (14.1)          27    (0.30)(d)      2.18(d)       87
CLASS C
2006(c)              --          $11.77       7.6%    $    237    (0.14)%(d)     2.30%(d)      40%
2005             $(0.00)(e)       10.97      19.1          149    (0.06)         2.26          59
2004               0.00(e)         9.24      17.1          152     0.11          2.25          44
2003                 --            7.89      14.4          129     0.44          2.23          50
2002                 --            6.98     (15.7)          33     0.09          2.21          84
2001(g)              --            8.28     (19.2)           4    (0.30)(d)      2.18(d)       87

--------------------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.

(a) Per share data is calculated using the average shares outstanding method.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.51% (Class AAA), 1.76% (Class A), and 2.26% (Class B and Class C) for the period ended March 31, 2006; 1.49% (Class AAA), 1.74% (Class A), and 2.24% (Class B and Class C) for the periods ended September 30, 2005 and 2004; 1.47% (Class AAA), 1.72% (Class
    A), and 2.22% (Class B and Class C) for 2003; 1.43% (Class AAA), 1.68% (Class A), and 2.18% (Class B and Class C) for 2002; and 1.42% (Class AAA), 1.67% (Class A), and 2.17% (Class B and Class C) for 2001.

(c) For the period ended March 31, 2006, unaudited.

(d) Annualized.

(e) Amount represents less than $0.005 per share.

(f) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.

(g) From February 13, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                OPERATING PERFORMANCE                       DISTRIBUTIONS TO SHAREHOLDERS
                 ---------------------------------------------------   --------------------------------------
                                               NET
                                            REALIZED
                 NET ASSET       NET           AND           TOTAL                    NET
                   VALUE,    INVESTMENT   UNREALIZED GAIN    FROM          NET      REALIZED
PERIOD ENDED     BEGINNING     INCOME        (LOSS) ON    INVESTMENT   INVESTMENT    GAIN ON       TOTAL
SEPTEMBER 30     OF PERIOD   (LOSS)(A)      INVESTMENTS   OPERATIONS     INCOME    INVESTMENTS  DISTRIBUTIONS
------------     ---------   ----------   --------------- ----------   ----------  -----------  -------------
BALANCED FUND
CLASS AAA
2006(c)            $12.74       $0.10         $ 0.56        $ 0.66       $(0.10)     $(0.85)       $(0.95)
2005                11.47        0.20           1.26          1.46        (0.19)         --         (0.19)
2004                10.51        0.21           0.97          1.18        (0.22)         --         (0.22)
2003                 9.65        0.21           0.87          1.08        (0.22)         --         (0.22)
2002                10.40        0.24          (0.75)        (0.51)       (0.24)      (0.00)(d)     (0.24)
2001                12.40        0.26          (0.90)        (0.64)       (0.26)      (1.10)        (1.36)
CLASS A
2006(c)            $12.74       $0.09         $ 0.55        $ 0.64       $(0.08)     $(0.85)       $(0.93)
2005                11.44        0.17           1.26          1.43        (0.13)         --         (0.13)
2004                10.48        0.18           0.97          1.15        (0.19)         --         (0.19)
2003                 9.62        0.19           0.86          1.05        (0.19)         --         (0.19)
2002                10.37        0.21          (0.75)        (0.54)       (0.21)      (0.00)(d)     (0.21)
2001                12.36        0.23          (0.89)        (0.66)       (0.23)      (1.10)        (1.33)
CLASS B
2006(c)            $12.76       $0.06         $ 0.56        $ 0.62       $(0.04)     $(0.85)       $(0.89)
2005                11.43        0.11           1.26          1.37        (0.04)         --         (0.04)
2004                10.48        0.13           0.96          1.09        (0.14)         --         (0.14)
2003                 9.63        0.14           0.86          1.00        (0.15)         --         (0.15)
2002                10.40        0.17          (0.77)        (0.60)       (0.17)      (0.00)(d)     (0.17)
2001(f)             11.35        0.08          (0.95)        (0.87)       (0.08)         --         (0.08)
CLASS C
2006(c)            $12.78       $0.06         $ 0.55        $ 0.61       $(0.04)     $(0.85)       $(0.89)
2005                11.45        0.11           1.26          1.37        (0.04)         --         (0.04)
2004                10.49        0.13           0.97          1.10        (0.14)         --         (0.14)
2003                 9.62        0.14           0.87          1.01        (0.14)         --         (0.14)
2002                10.40        0.19          (0.79)        (0.60)       (0.18)      (0.00)(d)     (0.18)
2001(g)             10.17        0.00(d)        0.23          0.23           --          --            --

                                                RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                             ---------------------------------------------------------


                                   NET                NET ASSETS,
                               ASSET VALUE,             END OF        NET                    PORTFOLIO
PERIOD ENDED       REDEMPTION     END OF      TOTAL     PERIOD     INVESTMENT     OPERATING   TURNOVER
SEPTEMBER 30         FEES(A)      PERIOD     RETURN+  (IN 000'S)     INCOME      EXPENSES(B)    RATE
------------       -----------  ----------   -------  ----------  -------------  ----------- ---------
BALANCED FUND
CLASS AAA
2006(c)             $(0.00)(d)    $12.45        5.5%   $144,911      1.67%(e)      1.30%(e)     38%
2005                  0.00(d)      12.74       12.8     144,572      1.67          1.25         56
2004                  0.00(d)      11.47       11.3     136,400      1.92          1.23         41
2003                    --         10.51       11.2     152,409      2.10          1.23         56
2002                    --          9.65       (5.1)    150,915      2.25          1.22         78
2001                    --         10.40       (5.8)    154,179      2.23          1.17         81
CLASS A
2006(c)             $(0.00)(d)    $12.45        5.3%   $  5,259      1.42%(e)      1.55%(e)     38%
2005                  0.00(d)      12.74       12.6       5,658      1.42          1.50         56
2004                  0.00(d)      11.44       11.0       5,298      1.66          1.48         41
2003                    --         10.48       11.0       5,070      1.85          1.48         56
2002                    --          9.62       (5.4)      5,761      2.00          1.47         78
2001                    --         10.37       (6.0)      6,472      1.98          1.42         81
CLASS B
2006(c)             $(0.00)(d)    $12.49        5.1%   $    146      0.91%(e)      2.05%(e)     38%
2005                  0.00(d)      12.76       12.0         138      0.93          2.00         56
2004                  0.00(d)      11.43       10.4         163      1.18          1.98         41
2003                    --         10.48       10.4         184      1.35          1.98         56
2002                    --          9.63       (5.9)        113      1.50          1.97         78
2001(f)                 --         10.40       (7.7)          2      1.48(e)       1.92(e)      81
CLASS C
2006(c)             $(0.00)(d)    $12.50        5.0%   $    988      0.91%(e)      2.05%(e)     38%
2005                  0.00(d)      12.78       12.0         982      0.92          2.00         56
2004                  0.00(d)      11.45       10.5         846      1.19          1.98         41
2003                    --         10.49       10.5         456      1.35          1.98         56
2002                    --          9.62       (5.9)        284      1.50          1.97         78
2001(g)                 --         10.40        2.3           7      1.48(e)       1.92(e)      81

--------------------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.

(a) Per share data is calculated using the average shares outstanding method.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.26% (Class AAA), 1.51% (Class A), and 2.01% (Class B and Class C) for the period ended March 31, 2006; 1.22% (Class AAA), 1.47% (Class A), and 1.97% (Class B and Class C) for the periods ended September 30, 2005 and 2004; 1.20% (Class AAA), 1.45% (Class
    A), and 1.95% (Class B and Class C) for 2003; 1.17% (Class AAA), 1.42% (Class A), and 1.92% (Class B and Class C) for 2002; and 1.15% (Class AAA), 1.40% (Class A), and 1.90% (Class B and Class C) for 2001.

(c) For the period ended March 31, 2006, unaudited.

(d) Amount represents less than $0.005 per share.

(e) Annualized.

(f) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.

(g) From September 25, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                    OPERATING PERFORMANCE                    DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------------------------   --------------------------------------
                                              NET
                                           REALIZED
               NET ASSET                      AND             TOTAL                     NET
                 VALUE,        NET      UNREALIZED GAIN       FROM          NET      REALIZED
PERIOD ENDED   BEGINNING   INVESTMENT      (LOSS) ON       INVESTMENT   INVESTMENT    GAIN ON       TOTAL
SEPTEMBER 30  OF PERIOD     INCOME(A)     INVESTMENTS      OPERATIONS     INCOME    INVESTMENTS  DISTRIBUTIONS
------------  ----------   ----------    --------------    ----------   ----------  -----------  -------------
INTERMEDIATE BOND FUND
CLASS AAA
2006(d)         $10.93        $0.19          $(0.22)         $(0.03)      $(0.19)     $(0.01)       $(0.20)
2005             11.18         0.34           (0.16)           0.18        (0.34)      (0.09)        (0.43)
2004             11.31         0.33           (0.12)           0.21        (0.33)      (0.01)        (0.34)
2003             11.30         0.31              --            0.31        (0.30)         --         (0.30)
2002             10.82         0.45            0.48            0.93        (0.45)         --         (0.45)
2001             10.08         0.51            0.74            1.25        (0.51)         --         (0.51)
CLASS A
2006(d)         $10.93        $0.18          $(0.23)         $(0.05)      $(0.18)     $(0.01)       $(0.19)
2005             11.18         0.33           (0.16)           0.17        (0.33)      (0.09)        (0.42)
2004             11.31         0.32           (0.12)           0.20        (0.32)      (0.01)        (0.33)
2003             11.30         0.30            0.01            0.31        (0.30)         --         (0.30)
2002             10.82         0.44            0.48            0.92        (0.44)         --         (0.44)
2001(g)          10.55         0.09            0.27            0.36        (0.09)         --         (0.09)
CLASS B
2006(d)         $10.93        $0.15          $(0.23)         $(0.08)      $(0.15)     $(0.01)       $(0.16)
2005             11.18         0.26           (0.16)           0.10        (0.26)      (0.09)        (0.35)
2004             11.30         0.25           (0.11)           0.14        (0.25)      (0.01)        (0.26)
2003             11.29         0.23              --            0.23        (0.22)         --         (0.22)
2002             10.82         0.37            0.47            0.84        (0.37)         --         (0.37)
2001(h)          10.53         0.22            0.29            0.51        (0.22)         --         (0.22)
CLASS C (I)
2006(d)         $10.82        $0.09          $(0.25)         $(0.16)      $(0.25)     $(0.01)       $(0.26)
2005             11.17         0.27           (0.12)           0.15        (0.41)      (0.09)        (0.50)
2004             11.30         0.25           (0.09)           0.16        (0.28)      (0.01)        (0.29)
2003             11.29         0.22            0.01            0.23        (0.22)         --         (0.22)
2002(j)          10.84         0.35            0.45            0.80        (0.35)         --         (0.35)

                                                 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                      ----------------------------------------------------------------------
                                                                        OPERATING    OPERATING
                              NET                NET                    EXPENSES      EXPENSES
                             ASSET              ASSETS,                  NET OF        BEFORE
                             VALUE,             END OF        NET       WAIVERS/      WAIVERS/     PORTFOLIO
PERIOD ENDED   REDEMPTION    END OF    TOTAL    PERIOD    INVESTMENT   REIMBURSE-     REIMBURSE-   TURNOVER
SEPTEMBER 30     FEES(A)     PERIOD   RETURN+ (IN 000'S)     INCOME     MENTS(B)       MENTS(C)      RATE
------------   ----------    ------   ------- ----------  ----------   ----------   ------------   ---------
INTERMEDIATE BOND FUND
CLASS AAA
2006(d)            --        $10.70    (0.3)%  $10,223      3.46%(e)     1.07%(e)     1.75%(e)       16%
2005           $(0.00)(f)     10.93     1.7     10,272      3.10         1.04         1.79           33
2004             0.00(f)      11.18     2.0      9,553      2.97         1.02         1.76           32
2003               --         11.31     2.8     12,174      2.70         1.06         1.57           73
2002               --         11.30     8.9     15,157      4.06         1.05         1.69           46
2001               --         10.82    12.7      8,140      4.90         1.07         2.02           77
CLASS A
2006(d)            --        $10.69    (0.4)%  $   173      3.39%(e)     1.17%(e)     1.85%(e)       16%
2005           $(0.00)(f)     10.93     1.6         58      3.00         1.14         1.88           33
2004             0.00(f)      11.18     1.8         75      2.88         1.12         1.86           32
2003               --         11.31     2.8        138      2.60         1.16         1.67           73
2002               --         11.30     8.8         56      3.96         1.15         1.79           46
2001(g)            --         10.82     3.4         93      4.80(e)      1.17(e)      2.12(e)        77
CLASS B
2006(d)            --        $10.69    (0.7)%  $   373      2.70%(e)     1.82%(e)     2.50%(e)       16%
2005           $(0.00)(f)     10.93     0.9        381      2.34         1.79         2.53           33
2004             0.00(f)      11.18     1.3        456      2.23         1.77         2.51           32
2003               --         11.30     2.1        502      1.95         1.81         2.32           73
2002               --         11.29     8.0        229      3.31         1.80         2.44           46
2001(h)            --         10.82     4.9         23      4.15(e)      1.82(e)      2.77(e)        77
CLASS C (I)
2006(d)            --        $10.40    (1.5)%  $   0.1      1.66%(e)     1.82%(e)     2.50%(e)       16%
2005           $(0.00)(f)     10.82     1.4        0.1      2.50         1.79         2.90           33
2004             0.00(f)      11.17     1.5          0      2.21         1.77         2.51           32
2003               --         11.30     2.1         46      1.95         1.81         2.32           73
2002(j)            --         11.29     7.6         50      3.31(e)      1.80(e)      2.44(e)        46

-------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.

(a) Per share data is calculated using the average shares outstanding method.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for Class AAA, Class A, Class B, and Class C would be 1.00%, 1.10%, 1.75%, and 1.75%, respectively, for each period.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(d) For the period ended March 31, 2006, unaudited.

(e) Annualized.

(f) Amount represents less than $0.005 per share.

(g) From July 26, 2001 through September 30, 2001, the period through which Class A Shares were continuously outstanding.

(h) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.

(i) Class C Shares were outstanding for the periods March 21, 2001 through March 26, 2001 and July 18, 2001 through July 24, 2001. Financial Highlights are not presented for Class C Shares for these periods as the information is not considered meaningful.

(j) From October 22, 2001 through September 30, 2002, the period through which Class C Shares were continuously outstanding.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                 OPERATING PERFORMANCE               DISTRIBUTIONS TO SHAREHOLDERS
                          ----------------------------------   -----------------------------------------
                                         NET
                                     REALIZED AND                             IN EXCESS
              NET ASSET      NET      UNREALIZED     TOTAL         NET         OF NET
                VALUE,   INVESTMENT      GAIN        FROM       REALIZED      REALIZED
PERIOD ENDED  BEGINNING    INCOME     (LOSS) ON   INVESTMENT     GAIN ON       GAIN ON        TOTAL
SEPTEMBER 30  OF PERIOD   (LOSS)(A)  INVESTMENTS  OPERATIONS   INVESTMENTS   INVESTMENTS   DISTRIBUTIONS
------------  ---------   ---------  -----------  ----------   -----------   -----------   -------------
SMALLCAP EQUITY FUND
CLASS AAA
2006(d)        $11.29      $ 0.09      $ 1.65       $ 1.74           --           --              --
2005             9.08       (0.01)       2.22         2.21           --           --              --
2004             8.18       (0.10)       1.00         0.90           --           --              --
2003             7.49       (0.08)       0.77         0.69           --           --              --
2002             8.86       (0.09)      (1.28)       (1.37)          --           --              --
2001            22.10       (0.16)      (8.12)       (8.28)      $(4.53)      $(0.43)(h)      $(4.96)
CLASS A
2006(d)        $11.25      $ 0.11      $ 1.61       $ 1.72           --           --              --
2005             9.07       (0.04)       2.22         2.18           --           --              --
2004             8.18       (0.12)       1.01         0.89           --           --              --
2003             7.51       (0.10)       0.77         0.67           --           --              --
2002(i)          9.91       (0.09)      (2.31)       (2.40)          --           --              --
CLASS B
2006(d)        $10.93      $ 0.04      $ 1.60       $ 1.64           --           --              --
2005             8.86       (0.08)       2.15         2.07           --           --              --
2004             8.03       (0.17)       1.00         0.83           --           --              --
2003             7.41       (0.13)       0.75         0.62           --           --              --
2002             8.83       (0.16)      (1.26)       (1.42)          --           --              --
2001(j)         10.41       (0.10)      (1.48)       (1.58)          --           --              --
CLASS C
2006(d)        $10.87      $ 0.12      $ 1.52       $ 1.64           --           --              --
2005             8.99       (0.13)       2.01         1.88           --           --              --
2004             8.15       (0.17)       1.01         0.84           --           --              --
2003             7.47       (0.10)       0.78         0.68           --           --              --
2002(i)          9.91       (0.11)      (2.33)       (2.44)          --           --              --

                                                  RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                      -----------------------------------------------------------------------
                                                                         OPERATING    OPERATING
                              NET                  NET                   EXPENSES     EXPENSES
                             ASSET               ASSETS,       NET        NET OF       BEFORE
                             VALUE,              END OF    INVESTMENT    WAIVERS/     WAIVERS/      PORTFOLIO
PERIOD ENDED   REDEMPTION    END OF    TOTAL     PERIOD      INCOME     REIMBURSE-   REIMBURSE-     TURNOVER
SEPTEMBER 30     FEES(A)     PERIOD   RETURN+  (IN 000'S)    (LOSS)       MENTS(B)    MENTS(C)        RATE
------------   ----------    ------   -------  ----------   ---------   -----------  ----------     ---------
SMALLCAP EQUITY FUND
CLASS AAA
2006(d)             --       $13.03     15.4%    $10,106     1.47%(e)      1.67%(e)    2.27%(e)        42%
2005            $(0.00)(f)    11.29     24.3       8,702    (0.10)         1.56        2.37           108
2004              0.00(f)      9.08     11.0(g)   12,106    (1.11)         1.51        2.12           260
2003                --         8.18      9.2      15,721    (1.03)         1.53        1.99           329
2002                --         7.49    (15.5)     16,212    (0.98)         1.56        1.76           202
2001                --         8.86    (43.2)     21,768    (1.27)         1.59        1.74           184
CLASS A
2006(d)             --       $12.97     15.3%    $   304     1.90%(e)      1.92%(e)    2.52%(e)        42%
2005            $(0.00)(f)    11.25     24.0         131    (0.35)         1.81        2.69           108
2004              0.00(f)      9.07     10.9(g)      140    (1.31)         1.76        2.37           260
2003                --         8.18      8.9         112    (1.28)         1.78        2.24           329
2002(i)             --         7.51    (24.2)         71    (1.23)(e)      1.80(e)     2.01(e)        202
CLASS B
2006(d)             --       $12.57     15.0%    $    12     0.78%(e)      2.42%(e)    3.02%(e)        42%
2005            $(0.00)(f)    10.93     23.4          10    (0.81)         2.31        3.17           108
2004              0.00(f)      8.86     10.3(g)       20    (1.93)         2.26        2.87           260
2003                --         8.03      8.4          65    (1.78)         2.28        2.74           329
2002                --         7.41    (16.1)         31    (1.73)         2.30        2.51           202
2001(j)             --         8.83    (15.2)         31    (2.02)(e)      2.34(e)     2.49(e)        184
CLASS C
2006(d)             --       $12.51     15.1%    $   228     2.06%(e)      2.42%(e)    3.02%(e)        42%
2005            $(0.00)(f)    10.87     20.9         0.1    (1.40)         2.31        2.73           108
2004              0.00(f)      8.99     10.3(g)       10    (1.98)         2.26        2.87           260
2003                --         8.15      9.1         111    (1.78)         2.28        2.74           329
2002(i)             --         7.47    (24.6)        0.1    (1.73)(e)      2.30(e)     2.51(e)        202

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.

(a) Per share data is calculated using the average shares outstanding method.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for Class AAA, Class A, Class B, and Class C would be 1.50%, 1.75%, 2.25%, and 2.25%, respectively, for each period.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(d) For the period ended March 31, 2006, unaudited.

(e) Annualized.

(f) Amount represents less than $0.005 per share.

(g) Total return excluding the effect of the reimbursement from the Fund's Adviser of $51,180 for the year ended September 30, 2004 was 10.6%, 10.5%, 10.0%, and 9.9% for Class AAA, Class A, Class B, and Class C, respectively. The Adviser fully reimbursed the Fund for a loss on a transaction exceeding the Fund's investment restrictions, which otherwise would have reduced total return by 0.4%, 0.4%, 0.3%, and 0.4% for Class AAA, Class A, Class B, and Class C, respectively.

(h) Return of Capital.

(i) From November 26, 2001 through September 30, 2002, the period through which Class A Shares and Class C Shares were continuously outstanding.

(j) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                    OPERATING PERFORMANCE                    DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------------------------   --------------------------------------
                                              NET
                                           REALIZED
               NET ASSET                      AND             TOTAL                     NET
                 VALUE,        NET      UNREALIZED GAIN       FROM          NET      REALIZED
PERIOD ENDED   BEGINNING   INVESTMENT      (LOSS) ON       INVESTMENT   INVESTMENT    GAIN ON       TOTAL
SEPTEMBER 30  OF PERIOD     INCOME(A)     INVESTMENTS      OPERATIONS     INCOME    INVESTMENTS  DISTRIBUTIONS
------------  ----------   ----------    --------------    ----------   ----------  -----------  -------------
INCOME FUND
CLASS AAA
2006(d)         $16.53       $0.13          $(0.20)          $(0.07)      $(0.14)     $(4.33)       $(4.47)
2005             14.12        0.28            3.12             3.40        (0.27)      (0.73)        (1.00)
2004             11.87        0.33            2.30             2.63        (0.33)      (0.05)        (0.38)
2003             10.03        0.38            1.85             2.23        (0.39)         --         (0.39)
2002              9.76        0.43            0.31             0.74        (0.47)         --         (0.47)
2001              9.10        0.40            0.62             1.02        (0.36)         --         (0.36)
CLASS A
2006(d)         $16.76       $0.11          $(0.19)          $(0.08)      $(0.10)     $(4.33)       $(4.43)
2005             14.33        0.29            3.13             3.42        (0.26)      (0.73)        (0.99)
2004             12.00        0.51            2.12             2.63        (0.26)      (0.04)        (0.30)
2003             10.04        0.38            1.85             2.23        (0.27)         --         (0.27)
2002              9.76        0.41            0.30             0.71        (0.43)         --         (0.43)
2001(g)           9.24        0.02            0.70             0.72        (0.20)         --         (0.20)
CLASS B
2006(d)         $16.86       $0.08          $(0.19)          $(0.11)      $(0.04)     $(4.33)       $(4.37)
2005             14.33        0.18            3.16             3.34        (0.08)      (0.73)        (0.81)
2004             12.04        0.25            2.35             2.60        (0.27)      (0.04)        (0.31)
2003             10.07        0.27            1.91             2.18        (0.21)         --         (0.21)
2002(h)           9.90        0.36            0.22             0.58        (0.41)         --         (0.41)
CLASS C
2006(d)         $17.26       $0.08          $(0.18)          $(0.10)      $(0.04)     $(4.33)       $(4.37)
2005             14.66        0.25            3.17             3.42        (0.09)      (0.73)        (0.82)
2004             12.32        0.24            2.41             2.65        (0.27)      (0.04)        (0.31)
2003             10.26        0.32            1.99             2.31        (0.25)         --         (0.25)
2002(h)           9.90        0.09            0.49             0.58        (0.22)         --         (0.22)

                                                  RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                       ----------------------------------------------------------------------
                                                                         OPERATING    OPERATING
                               NET                NET                    EXPENSES      EXPENSES
                              ASSET              ASSETS,                  NET OF        BEFORE
                              VALUE,             END OF        NET       WAIVERS/      WAIVERS/     PORTFOLIO
PERIOD ENDED    REDEMPTION    END OF    TOTAL    PERIOD    INVESTMENT   REIMBURSE-     REIMBURSE-   TURNOVER
SEPTEMBER 30      FEES(A)     PERIOD   RETURN+ (IN 000'S)     INCOME     MENTS(B)       MENTS(C)      RATE
------------    ----------    ------   ------- ----------  ----------   ----------   ------------   ---------
INCOME FUND
CLASS AAA
2006(d)              --       $11.99     0.8%    $13,698     1.87%(e)     1.63%(e)      2.09%(e)       99%
2005              $0.01        16.53    24.9      16,182     1.83         1.62          2.40           58
2004               0.00(f)     14.12    22.5      16,472     2.51         1.54          1.85           28
2003                 --        11.87    22.8      13,923     3.70         1.56          2.05           33
2002                 --        10.03     7.5       9,122     4.42         1.59          2.61           47
2001                 --         9.76    11.4       3,526     4.27         1.64          4.51           64
CLASS A
2006(d)              --       $12.25     0.7%    $    94     1.62%(e)     1.88%(e)      2.34%(e)       99%
2005              $0.00(f)     16.76    24.6          93     1.87         1.87          3.03           58
2004               0.00(f)     14.33    22.2           5     3.96         1.79          2.10           28
2003                 --        12.00    22.6          10     3.45         1.81          2.30           33
2002                 --        10.04     7.2           3     4.17         1.84          2.86           47
2001(g)              --         9.76     7.8           3     4.02(e)      1.90(e)       4.77(e)        64
CLASS B
2006(d)              --       $12.38     0.5%    $     2     1.16%(e)     2.38%(e)      2.84%(e)       99%
2005              $0.00(f)     16.86    23.9           2     1.14         2.37          3.18           58
2004               0.00(f)     14.33    21.8           2     1.86         2.29          2.60           28
2003                 --        12.04    22.0           2     2.95         2.31          2.80           33
2002(h)              --        10.07     5.8          10     3.67(e)      2.34(e)       3.36(e)        47
CLASS C
2006(d)              --       $12.79     0.5%    $    16     1.13%(e)     2.38%(e)      2.84%(e)       99%
2005              $0.00(f)     17.26    23.9          16     1.56         2.37          3.41           58
2004               0.00(f)     14.66    21.7           5     1.79         2.29          2.60           28
2003                 --        12.32    22.8           4     2.95         2.31          2.80           33
2002(h)              --        10.26     5.8         0.1     3.67(e)      2.34(e)       3.36(e)        47

------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.

(a) Per share data is calculated using the average shares outstanding method.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for Class AAA, Class A, Class B, and Class C would be 1.50%, 1.75%, 2.25%, and 2.25%, respectively, for each period.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(d) For the period ended March 31, 2006, unaudited.

(e) Annualized.

(f) Amount represents less than $0.005 per share.

(g) From May 9, 2001 through September 30, 2001, the period through which Class A Shares were continuously outstanding.

(h) From November 26, 2001 through September 30, 2002, the period through which Class B and C Shares were continuously outstanding.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                    OPERATING PERFORMANCE                    DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------------------------   --------------------------------------
                                              NET
                                           REALIZED
               NET ASSET       NET            AND             TOTAL                     NET
                 VALUE,    INVESTMENT   UNREALIZED GAIN       FROM          NET      REALIZED
PERIOD ENDED   BEGINNING     INCOME        (LOSS) ON       INVESTMENT   INVESTMENT    GAIN ON       TOTAL
SEPTEMBER 30  OF PERIOD     (LOSS)(A)     INVESTMENTS      OPERATIONS     INCOME    INVESTMENTS  DISTRIBUTIONS
------------  ----------   ----------    --------------    ----------   ----------  -----------  -------------
MIGHTY MITES(SM) FUND
CLASS AAA
2006(e)        $16.73       $(0.05)         $ 1.28           $ 1.23           --      $(2.02)       $(2.02)
2005            15.07        (0.02)           2.97             2.95           --       (1.29)        (1.29)
2004            13.42        (0.03)           1.84             1.81           --       (0.16)        (0.16)
2003            11.29        (0.03)           2.25             2.22       $(0.04)      (0.05)        (0.09)
2002            10.99         0.03            0.37             0.40        (0.10)         --         (0.10)
2001            14.00         0.12           (0.59)           (0.47)       (0.08)      (2.46)        (2.54)
CLASS A
2006(e)        $16.70       $(0.07)         $ 1.27           $ 1.20           --      $(2.02)       $(2.02)
2005            15.08        (0.06)           2.97             2.91           --       (1.29)        (1.29)
2004            13.46        (0.06)           1.84             1.78           --       (0.16)        (0.16)
2003            11.36        (0.05)           2.26             2.21       $(0.06)      (0.05)        (0.11)
2002(h)         10.97        (0.01)           0.40             0.39           --          --            --
2001            14.00         0.09           (0.59)           (0.50)       (0.07)      (2.46)        (2.53)
CLASS B
2006(e)        $16.31       $(0.11)         $ 1.24           $ 1.13           --      $(2.02)       $(2.02)
2005            14.82        (0.14)           2.92             2.78           --       (1.29)        (1.29)
2004            13.30        (0.14)           1.82             1.68           --       (0.16)        (0.16)
2003            11.24        (0.11)           2.22             2.11           --       (0.05)        (0.05)
2002            10.96        (0.02)           0.34             0.32       $(0.04)         --         (0.04)
2001(i)         11.92         0.00(g)        (0.96)           (0.96)          --          --            --
CLASS C
2006(e)        $16.24       $(0.11)         $ 1.23           $ 1.12           --      $(2.02)       $(2.02)
2005            14.77        (0.14)           2.90             2.76           --       (1.29)        (1.29)
2004            13.25         0.02            1.66             1.68           --       (0.16)        (0.16)
2003            11.19        (0.12)           2.23             2.11           --       (0.05)        (0.05)
2002            10.98        (0.06)           0.37             0.31       $(0.10)         --         (0.10)
2001(j)         12.25         0.00(g)        (1.27)           (1.27)          --          --            --

                                                  RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                       ----------------------------------------------------------------------
                                                                         OPERATING    OPERATING
                               NET                NET                    EXPENSES      EXPENSES
                              ASSET              ASSETS,       NET        NET OF        BEFORE
                              VALUE,             END OF    INVESTMENT    WAIVERS/       WAIVERS/    PORTFOLIO
PERIOD ENDED    REDEMPTION    END OF    TOTAL    PERIOD      INCOME     REIMBURSE-     REIMBURSE-   TURNOVER
SEPTEMBER 30      FEES(A)     PERIOD   RETURN+ (IN 000'S)    (LOSS)      MENTS(B)     MENTS(C)(D)    RATE
------------    ----------    ------   ------- ----------  ----------   ----------   ------------   ---------
MIGHTY MITES(SM) FUND
CLASS AAA
2006(e)              --       $15.94     8.5%   $46,143      (0.65)%(f)   1.67%(f)      1.67%(f)       1%
2005              $0.00(g)     16.73    20.4     46,497      (0.13)       1.50          1.74           9
2004               0.00(g)     15.07    13.6     50,805      (0.20)       1.50          1.66          36
2003                 --        13.42    19.8     51,138      (0.21)       1.50          1.66          14
2002                 --        11.29     3.6     31,103       0.27        1.50          1.78          18
2001                 --        10.99    (2.8)    17,404       0.98        1.52          2.20          66
CLASS A
2006(e)              --       $15.88     8.3%   $    45      (0.90)%(f)   1.92%(f)      1.92%(f)       1%
2005              $0.00(g)     16.70    20.1         41      (0.41)       1.75          2.00           9
2004               0.00(g)     15.08    13.3         39      (0.42)       1.75          1.91          36
2003                 --        13.46    19.7         33      (0.46)       1.75          1.91          14
2002(h)              --        11.36     3.6          1       0.02        1.75          2.03          18
2001                 --        10.97    (3.1)        47       0.73        1.77          2.45          66
CLASS B
2006(e)              --       $15.42     8.1%   $   462      (1.40)%(f)   2.42%(f)      2.42%(f)       1%
2005              $0.00(g)     16.31    19.6        433      (0.89)       2.25          2.49           9
2004               0.00(g)     14.82    12.7        400      (0.95)       2.25          2.41          36
2003                 --        13.30    18.9        517      (0.96)       2.25          2.41          14
2002                 --        11.24     2.9          4      (0.48)       2.25          2.53          18
2001(i)              --        10.96    (8.1)         4       0.23(f)     2.27(f)       2.95(f)       66
CLASS C
2006(e)              --       $15.34     8.0%   $   311      (1.40)%(f)   2.42%(f)      2.42%(f)       1%
2005              $0.00(g)     16.24    19.5        327      (0.91)       2.25          2.49           9
2004               0.00(g)     14.77    12.7        308      (0.89)       2.25          2.41          36
2003                 --        13.25    19.0         99      (0.96)       2.25          2.41          14
2002                 --        11.19     2.8         59      (0.48)       2.25          2.53          18
2001(j)              --        10.98   (10.4)        19       0.23(f)     2.27(f)       2.95(f)       66

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.

(a) Per share data is calculated using the average shares outstanding method.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for Class AAA, Class A, Class B, and Class C would be 1.50%, 1.75%, 2.25%, and 2.25%, respectively, for the fiscal years ended September 30, 2001, 2002, and 2003.

(c) Prior to the period ended March 31, 2006, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(d) The fund incurred interest expense during the six months ended March 31, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.64% (Class AAA), 1.89% (Class A), and 2.39% (Class B and Class C).

(e) For the period ended March 31, 2006, unaudited.

(f) Annualized.

(g) Amount represents less than $0.005 per share.

(h) From November 26, 2001 through September 30, 2002, the period through which Class A Shares were continuously outstanding. From October 1, 2001 through November 25, 2001, no Class A Shares were outstanding.

(i) From June 6, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.

(j) From August 3, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                               THE WESTWOOD FUNDS
                               ==================

                              One Corporate Center
                            Rye, New York 10580-1422
                        GENERAL AND ACCOUNT INFORMATION:
                           800-GABELLI [800-422-3554]
                               fax: 914-921-5118
                            website: www.gabelli.com
                            e-mail: info@gabelli.com



                                Board of Trustees


ANTHONY J. COLAVITA                           WERNER J. ROEDER, MD
ATTORNEY-AT-LAW                               MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                     LAWRENCE HOSPITAL

JAMES P. CONN                                 SALVATORE J. ZIZZA
FORMER CHIEF INVESTMENT OFFICER               CHAIRMAN
FINANCIAL SECURITY ASSURANCE                  HALLMARK ELECTRICAL SUPPLIES CORP.
HOLDINGS LTD.



                                    Officers


BRUCE N. ALPERT                               JAMES E. McKEE
PRESIDENT                                     SECRETARY

PETER D. GOLDSTEIN                            AGNES MULLADY
CHIEF COMPLIANCE OFFICER                      TREASURER




                               INVESTMENT ADVISER
                             Gabelli Advisers, Inc.

                             INVESTMENT SUB-ADVISER
                            Westwood Management Corp.

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                              The Bank of New York

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP



--------------------------------------------------------------------------------
This report is submitted for the information of the shareholders of The Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GABWWQ106SR

                                       THE
                                    WESTWOOD
                                      FUNDS




                                   EQUITY FUND
                                  BALANCED FUND
                             INTERMEDIATE BOND FUND
                              SMALLCAP EQUITY FUND
                                   INCOME FUND
                              MIGHTY MITES(SM) FUND


                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2006

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Westwood Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     June 8, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     June 8, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     June 7, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.